File Numbers: 333-66757; 811-05626
Filed under Rule 497(c)

ING

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                                   PROFILE OF

                               GOLDENSELECT VALUE

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT

                                   MAY 1, 2002

     ----------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     ----------------------------------------------------------------------

--------------------------------------------------------------------------------

1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and Golden American Life Insurance Company. The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of the mutual fund investment portfolios through our Separate Account B and/or (ii) in a Fixed Account of Golden American with guaranteed interest periods. The mutual fund portfolios are listed below. The Fixed Account is described in a separate prospectus titled Fixed Account II. Generally, the investment portfolios are designed to offer a better return than the Fixed Account. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest.

Subject to state availability, you may also elect, for an additional charge, an earnings multiplier benefit rider. Please see below for a description of the applicable charge. The earnings multiplier benefit rider provides a separate death benefit in addition to the death benefit option you select. For a description of the earnings multiplier benefit rider, please see below. To find out about availability, check with our Customer Service Center.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, and (6) the amount and frequency of withdrawals.

121810                                                           VALUE PROFILE

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

     ------------------------------------------------------------------------------------------

                                         Annuity Options
     ------------------------------------------------------------------------------------------
     Option 1        Income for a        Payments are made for a specified number of years to
                     fixed period        you or your beneficiary.
     ------------------------------------------------------------------------------------------
     Option 2        Income for life     Payments are made for the rest of your life or longer
                     with a period       for a specified period such as 10 or 20 years or until
                     certain             the total amount used to buy  this option has been
                                         repaid. This option comes with an added guarantee that
                                         payments will continue to your beneficiary for the
                                         remainder of such period if you should die during the
                                         period.
     ------------------------------------------------------------------------------------------
     Option 3        Joint life income   Payments are made for your life and the life of
                                         another person (usually your spouse).
     ------------------------------------------------------------------------------------------
     Option 4        Annuity plan        Any other annuitization plan that we choose to offer
                                         on the annuity start date.
     ------------------------------------------------------------------------------------------

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comply with requirements of such Act. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $25,000 or more up to and including age 85. You may make additional payments of $1,000 or more ($50 for a qualified Contract) at any time before you turn age 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

Replacing your existing annuity contract(s) with the Contract may not be beneficial to you. Your existing Contract may be subject to fees or penalties on surrender.

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                                       2

4.   THE INVESTMENT PORTFOLIOS
You can direct your money into (1) the Fixed Account, and/or (2) into any one or more of the following mutual fund investment portfolios through our Separate Account B. Keep in mind that while an investment in the fixed account earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:

THE GCG TRUST
      All Cap Series                             Global Franchise Series (S Class)        Liquid Asset Series
      Asset Allocation Growth Series             Growth Series                            Managed Global Series
      Capital Appreciation Series                Hard Assets Series                       Mid-Cap Growth Series
      Capital Growth Series                      International Enhanced EAFE              Real Estate Series
      Capital Guardian Small Cap Series          Series (S Class)                         Research Series
      Core Bond Series                           International Equity Series              Special Situations Series
      Developing World Series                    Internet Tollkeeper* Series              Strategic Equity Series
      Diversified Mid-Cap Series                 Investors Series                         Total Return Series
      Equity Growth Series (S Class)             J.P. Morgan Fleming Small                Value Equity Series
      Equity Income Series                       Cap Equity Series (S Class)              Van Kampen Growth and
      Focus Value Series (S Class)               Janus Growth and Income Series              Income Series (formerly
      Fully Managed Series                       Large Cap Value Series                      Rising Dividends)
      Fundamental Growth Focus                   Limited Maturity Bond Series
      Series (S Class)
                                                                  INVESCO VARIABLE INVESTMENT FUNDS, INC.
    AIM VARIABLE INSURANCE FUNDS                                    INVESCO VIF-- Financial Services Fund
      AIM V.I. Dent Demographic Trends Fund (Class II               INVESCO VIF-- Health Sciences Fund
         Shares)                                                    INVESCO VIF-- Leisure Fund
                                                                    INVESCO VIF-- Utilities Fund
    FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      Fidelity VIP Growth Portfolio (Service Class 2)               THE PIMCO VARIABLE INSURANCE TRUST
      Fidelity VIP Equity-Income Portfolio (Service Class 2)           PIMCO High Yield Portfolio
                                                                       PIMCO StocksPLUS Growth and Income Portfolio

    ING VARIABLE INSURANCE TRUST                                    PROFUNDS VP
      (FORMERLY PILGRIM VARIABLE INSURANCE TRUST)                      ProFund VP Bull
      ING  VP Worldwide Growth Portfolio (Service Shares)              ProFund VP Europe 30
         (formerly Pilgrim VIT Worldwide Growth Portfolio)             ProFund VP Small-Cap

    ING VP BOND PORTFOLIO                                           PRUDENTIAL SERIES FUND, INC.
      ING VP Bond Portfolio (Class S Shares)                           Jennison Portfolio (Class II Shares)
                                                                       SP Jennison International Growth Portfolio
    ING VARIABLE PRODUCTS TRUST                                           (Class II Shares)
      (FORMERLY ING VARIABLE PRODUCTS TRUST)
      ING  VP Growth Opportunities Portfolio (Service
         Shares)
         (formerly Pilgrim VP Growth Opportunities Portfolio)
      ING  VP MagnaCap Portfolio (Service Shares)
         (formerly Pilgrim VP MagnaCap Portfolio
      ING  VP SmallCap Opportunities Portfolio
         (Service Shares)
         (formerly Pilgrim VP SmallCap Opportunities Portfolio)

     Internet TollkeeperSM is a service mark of Goldman, Sachs & Co.

5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. The Company currently does not deduct an annual contract administrative charge but may in the future charge an annual contract administrative fee of $30 or 2% of the contract value, whichever is less. We also collect a mortality and expense risk charge and an asset-based administrative charge. These 2 charges are deducted

121810                                                             VALUE PROFILE
daily directly from the amounts in the investment portfolios. The asset-based administrative charge is 0.15% annually. The annual rate of the mortality and expense risk charge is:

       Mortality & Expense Risk Charge....................    0.75%
       Asset-Based Administrative Charge..................    0.15%
                                                              -----
              Total.......................................    0.90%

EARNINGS MULTIPLIER BENEFIT RIDER CHARGES
If you choose to purchase the earnings multiplier benefit rider, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro rata when the rider terminates. We deduct the rider charge directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, the rider charge will be deducted from the Fixed Account. The quarterly rider charge is 0.075% of the contract value (0.30% annually).

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.54% to 2.26% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, the Company may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any contract year is the greater of (i) any earnings less previous withdrawals; or
(ii) 10% of premium payments paid within the last 7 years and not previously withdrawn, less any previous withdrawals taken in the same contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment withdrawn.

     COMPLETE YEARS ELAPSED        0    1    2    3    4    5    6    7+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE              6%   6%   6%   5%   4%   3%   1%   0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.04% (based on an average contract value of $82,000) and the earnings multiplier benefit rider charge of 0.30% The second part reflects the same insurance charges, but without any rider charge. The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and is based on actual expenses as of December 31, 2001, except for (i) portfolios that commenced operations during 2001 where the charges have been estimated, and (ii) newly formed portfolios where the charges have been estimated. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. The 1 Year examples above include a 6% surrender charge. For Years 1 and 10, the examples show the total annual charges assessed during that time. For these examples, the premium tax is assumed to be 0%.

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                                       4

-------------------------------------------------------------------------------------------------------------------------
                                                                                                  EXAMPLES:
                                                                                                  ---------
                             TOTAL ANNUAL                        TOTAL ANNUAL           TOTAL CHARGES AT THE END OF:
                          INSURANCE CHARGES                         CHARGES              1 YEAR              10 YEARS
                          -----------------                         -------              ------              --------
                           WITH       W/O      TOTAL ANNUAL      WITH      W/O       WITH       W/O       WITH       W/O
                            THE       ANY       INVESTMENT        THE      ANY        THE       ANY        THE       ANY
                           RIDER     RIDER       PORTFOLIO       RIDER    RIDER      RIDER     RIDER      RIDER     RIDER
INVESTMENT PORTFOLIO      CHARGES   CHARGE        CHARGES       CHARGES  CHARGE     CHARGES   CHARGE     CHARGES   CHARGE
-------------------------------------------------------------------------------------------------------------------------

THE GCG TRUST
All Cap                    1.24%    0.94%          1.01%        2.25%     1.95%       $83       $80       $258      $227
-------------------------------------------------------------------------------------------------------------------------
Capital Appreciation       1.24%    0.94%          0.95%        2.19%     1.89%       $82       $79       $252      $221
-------------------------------------------------------------------------------------------------------------------------
Capital Growth             1.24%    0.94%          1.02%        2.26%     1.96%       $83       $80       $260      $229
-------------------------------------------------------------------------------------------------------------------------
Capital Guardian
   Small Cap               1.24%    0.94%          0.95%        2.19%     1.89%       $82       $79       $252      $221
-------------------------------------------------------------------------------------------------------------------------
Core Bond                  1.24%    0.94%          1.01%        2.25%     1.95%       $83       $80       $258      $227
-------------------------------------------------------------------------------------------------------------------------
Developing World           1.24%    0.94%          1.76%        3.00%     2.70%       $90       $87       $332      $303
-------------------------------------------------------------------------------------------------------------------------
Diversified Mid-Cap        1.24%    0.94%          1.01%        2.25%     1.95%       $83       $80       $258      $227
-------------------------------------------------------------------------------------------------------------------------
Equity Growth              1.24%    0.94%          1.01%        2.25%     1.95%       $83       $80       $258      $227
-------------------------------------------------------------------------------------------------------------------------
Equity Income              1.24%    0.94%          0.95%        2.19%     1.89%       $82       $79       $252      $221
-------------------------------------------------------------------------------------------------------------------------
Focus Value                1.24%    0.94%          1.06%        2.30%     2.00%       $83       $80       $264      $233
-------------------------------------------------------------------------------------------------------------------------
Fully Managed              1.24%    0.94%          0.95%        2.19%     1.89%       $82       $79       $252      $221
-------------------------------------------------------------------------------------------------------------------------
Fundamental Growth         1.24%    0.94%          1.06%        2.30%     2.00%       $83       $80       $264      $233
-------------------------------------------------------------------------------------------------------------------------
Global Franchise           1.24%    0.94%          1.26%        2.50%     2.20%       $85       $82       $284      $253
-------------------------------------------------------------------------------------------------------------------------
Growth                     1.24%    0.94%          1.02%        2.26%     1.96%       $83       $80       $260      $229
-------------------------------------------------------------------------------------------------------------------------
Hard Assets                1.24%    0.94%          0.95%        2.19%     1.89%       $82       $79       $252      $221
-------------------------------------------------------------------------------------------------------------------------
Intermational Enhanced
   EAFE                    1.24%    0.94%          1.26%        2.50%     2.20%       $85       $82       $284      $253
-------------------------------------------------------------------------------------------------------------------------
International Equity       1.24%    0.94%          1.26%        2.50%     2.20%       $85       $82       $284      $253
-------------------------------------------------------------------------------------------------------------------------
Internet Tollkeeper        1.24%    0.94%          1.86%        3.10%     2.80%       $91       $88       $341      $313
-------------------------------------------------------------------------------------------------------------------------
Investors                  1.24%    0.94%          1.01%        2.25%     1.95%       $83       $80       $258      $227
-------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Fleming
   Small Cap Equity        1.24%    0.94%          1.16%        2.40%     2.10%       $84       $81       $274      $243
-------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income    1.24%    0.94%          1.11%        2.35%     2.05%       $84       $81       $269      $238
-------------------------------------------------------------------------------------------------------------------------
Large Cap Value            1.24%    0.94%          1.01%        2.25%     1.95%       $83       $80       $258      $227
-------------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond      1.24%    0.94%          0.54%        1.78%     1.48%       $78       $75       $209      $177
-------------------------------------------------------------------------------------------------------------------------
Liquid Asset               1.24%    0.94%          0.54%        1.78%     1.48%       $78       $75       $209      $177
-------------------------------------------------------------------------------------------------------------------------
Managed Global             1.24%    0.94%          1.26%        2.50%     2.20%       $85       $82       $284      $253
-------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth             1.24%    0.94%          0.89%        2.13%     1.83%       $82       $79       $246      $215
-------------------------------------------------------------------------------------------------------------------------
Real Estate                1.24%    0.94%          0.95%        2.19%     1.89%       $82       $79       $252      $221
-------------------------------------------------------------------------------------------------------------------------
Research                   1.24%    0.94%          0.89%        2.13%     1.83%       $82       $79       $246      $215
-------------------------------------------------------------------------------------------------------------------------
Special Situations         1.24%    0.94%          1.11%        2.35%     2.05%       $84       $81       $269      $238
-------------------------------------------------------------------------------------------------------------------------
Strategic Equity           1.24%    0.94%          0.95%        2.19%     1.89%       $82       $79       $252      $221
-------------------------------------------------------------------------------------------------------------------------
Total Return               1.24%    0.94%          0.89%        2.13%     1.83%       $82       $79       $246      $215
-------------------------------------------------------------------------------------------------------------------------
Value Equity               1.24%    0.94%          0.95%        2.19%     1.89%       $82       $79       $252      $221
-------------------------------------------------------------------------------------------------------------------------
Van Kampen Growth
   and Income              1.24%    0.94%          0.95%        2.19%     1.89%       $82       $79       $252      $221

AIM VARIABLE INSURANCE FUND
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent
  Demographic
  Trends Fund              1.24%    0.94%          1.45%        2.69%     2.39%       $87       $84       $302      $273
-------------------------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-
  Income                   1.24%    0.94%          0.84%        2.08%     1.78%       $81       $78       $241      $209
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth        1.24%    0.94%          0.93%        2.17%     1.87%       $82       $79       $250      $219
-------------------------------------------------------------------------------------------------------------------------

121810                                                             VALUE PROFILE

                                       5

-------------------------------------------------------------------------------------------------------------------------
                                                                                                   EXAMPLES:
                                                                                                   ---------
                             TOTAL ANNUAL                        TOTAL ANNUAL           TOTAL CHARGES AT THE END OF:
                          INSURANCE CHARGES                         CHARGES              1 YEAR              10 YEARS
                          -----------------                         -------              ------              --------
                           WITH       W/O      TOTAL ANNUAL      WITH      W/O       WITH       W/O       WITH       W/O
                            THE       ANY       INVESTMENT        THE      ANY        THE       ANY        THE       ANY
                           RIDER     RIDER       PORTFOLIO       RIDER    RIDER      RIDER     RIDER      RIDER     RIDER
INVESTMENT PORTFOLIO      CHARGES   CHARGE        CHARGES       CHARGES  CHARGE     CHARGES   CHARGE     CHARGES   CHARGE
-------------------------------------------------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------
ING VP Worldwide
  Growth                   1.24%    0.94%          1.23%        2.47%     2.17%       $85       $82       $281      $250
-------------------------------------------------------------------------------------------------------------------------

ING VP BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
ING VP Bond                1.24%    0.94%          0.75%        1.99%     1.69%       $80       $77       $232      $200
-------------------------------------------------------------------------------------------------------------------------

ING VARIABLE PRODUCTS TRUST
-------------------------------------------------------------------------------------------------------------------------
ING VP Growth
  Opportunities            1.24%    0.94%          1.10%        2.34%     2.04%       $84       $81       $268      $237
-------------------------------------------------------------------------------------------------------------------------
ING VP MagnaCap            1.24%    0.94%          1.10%        2.34%     2.04%       $84       $81       $268      $237
-------------------------------------------------------------------------------------------------------------------------
ING VP SmallCap
  Opportunities            1.24%    0.94%          1.10%        2.34%     2.04%       $84       $81       $268      $237
-------------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--
  Financial Services       1.24%    0.94%          1.07%        2.31%     2.01%       $83       $80       $265      $234
-------------------------------------------------------------------------------------------------------------------------
INVESCO VIF--
  Health Sciences          1.24%    0.94%          1.06%        2.30%     2.00%       $83       $80       $264      $233
-------------------------------------------------------------------------------------------------------------------------
INVESCO VIF--
  Leisure                  1.24%    0.94%          1.39%        2.63%     2.33%       $87       $84       $296      $267
-------------------------------------------------------------------------------------------------------------------------
INVESCO VIF--
  Utilities                1.24%    0.94%          1.37%        2.61%     2.31%       $86       $83       $294      $265
-------------------------------------------------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield           1.24%    0.94%          0.75%        1.99%     1.69%       $80       $77       $232      $200
-------------------------------------------------------------------------------------------------------------------------
PIMCO StocksPLUS
  Growth and Income        1.24%    0.94%          0.65%        1.89%     1.59%       $79       $76       $221      $189
-------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT           1.24%    0.94%          1.04%        2.28%     1.98%       $83       $80       $262      $231
-------------------------------------------------------------------------------------------------------------------------
Pioneer Mid-Cap
-------------------------------------------------------------------------------------------------------------------------
  Value VCT                1.24%    0.94%          1.11%        2.35%     2.05%       $84       $81       $269      $238

PROFUNDS VP
ProFund VP Bull            1.24%    0.94%          1.98%        3.22%     2.92%       $92       $90       $352      $324
-------------------------------------------------------------------------------------------------------------------------
ProFund VP
  Europe 30                1.24%    0.94%          1.89%        3.13%     2.83%       $92       $89       $344      $316
-------------------------------------------------------------------------------------------------------------------------
ProFund VP
  Small-Cap                1.24%    0.94%          2.25%        3.49%     3.19%       $95       $92       $377      $349

THE PRUDENTIAL SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
Jennison                   1.24%    0.94%          1.04%        2.28%     1.98%       $83       $80       $262      $231
-------------------------------------------------------------------------------------------------------------------------
SP Jennison
  International
-------------------------------------------------------------------------------------------------------------------------
  Growth                   1.24%    0.94%          2.26%        3.50%     3.20%       $95       $92       $377      $350
-------------------------------------------------------------------------------------------------------------------------

121810                                                             VALUE PROFILE

For the newly formed portfolios, the charges have been estimated. The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. The 1 Year examples above include a 6% surrender charge. For more detailed information, see "Fees and Expenses" in the prospectus for the Contract.

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will generally be taxed on these earnings, but not on premiums, when you make a withdrawal, begin receiving annuity payments, or we pay a death benefit.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts at your request.

If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the taxable earnings withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 9. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the Fixed Account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio that was in operation for the entire year of 2001. These numbers reflect the deduction of the mortality and expense risk charge, the asset-based administrative charge and the annual contract fee. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

121810                                                             VALUE PROFILE

--------------------------------------------------------------------------------------------
                                                                  CALENDAR YEAR
INVESTMENT PORTFOLIO                                 2001             2000             1999
--------------------------------------------------------------------------------------------
Managed by A I M Capital Management, Inc.
    Capital Appreciation(1)                        -13.96%          -16.27%           23.12%
    Strategic Equity(2)                            -22.00%          -13.53%           54.33%
--------------------------------------------------------------------------------------------
Managed by Alliance Capital Management L.P.
    Capital Growth(2)                              -14.70%          -18.15%           24.02%
--------------------------------------------------------------------------------------------
Managed by Baring International Investment Limited
    Developing World(2)                             -6.38%          -34.62%           59.69%
    Hard Assets(2)                                 -13.11%           -5.91%           21.85%
--------------------------------------------------------------------------------------------
Managed by Capital Guardian Trust Company
    Large Cap Value                                 -4.78%              --               --
    Managed Global(3)                              -12.90%          -15.61%           61.31%
    Capital
     Small Cap(3)                                    -2.68%          -19.26%           48.77%
--------------------------------------------------------------------------------------------
Managed by Eagle Asset Management, Inc.
    Value Equity                                    -5.57%           7.45%            -0.72%
--------------------------------------------------------------------------------------------
Managed by Fidelity Management & Research Company
    Diversified Mid-Cap                             -7.73%              --               --
--------------------------------------------------------------------------------------------
Managed by ING Investment Management, LLC
    Limited Maturity Bond                            7.43%            6.41%           -0.12%
    Liquid Asset                                     2.56%            4.75%            3.44%
--------------------------------------------------------------------------------------------
Managed by ING Investments, LLC
    International Equity(6)                        -23.54%          -26.82%           51.56%
    ING VP Worldwide Growth                        -19.49%              --               --
--------------------------------------------------------------------------------------------
Managed by Janus Capital Management LLC
    Growth(2)                                      -30.90%          -22.95%           75.97%
    Janus Growth and Income                        -10.55%              --               --
    Special Situations                              -6.16%              --               --
--------------------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company
    Mid-Cap Growth                                 -24.40%            6.86%           76.88%
    Research                                       -22.28%           -5.71%           22.71%
    Total Return                                    -0.74%           15.07%            2.10%
--------------------------------------------------------------------------------------------
Managed By Pacific Investment Management Company
    Core Bond(5)                                     1.19%           -0.29%           -9.75%
    PIMCO High Yield                                 1.08%           -2.08%            1.75%
    PIMCO StocksPLUS Growth and Income             -12.45%          -10.60%           18.38%
--------------------------------------------------------------------------------------------
Managed by Prudential Series Fund, Inc.
    Jennison Portfolio                             -19.47%              --               --
    SP Jennison International                      -36.50%              --               --
--------------------------------------------------------------------------------------------
Managed by Salomon Brothers Asset Management
    Investors                                       -5.42%              --               --
    All Cap                                          0.64%              --               --
--------------------------------------------------------------------------------------------
Managed by T. Rowe Price Associates, Inc.
    Equity Income(2)                                 0.10%           11.55%           -1.94%
    Fully Managed                                    8.49%           20.48%            5.60%
--------------------------------------------------------------------------------------------
Van Kampen
    Real Estate(4)                                   6.75%           29.40%           -5.00%
    Van Kampen Growth and Income(7)                -12.95%           -3.32%           14.46%
--------------------------------------------------------------------------------------------

---------------------
     (1)  Prior to April 1, 1999, a different firm managed the Portfolio.
     (2)  Prior to March 1, 1999, a different firm managed the Portfolio.
     (3)  Prior to February 1, 2000, a different firm managed the Portfolio.
     (4)  Prior to May 1, 2000, a different firm managed the Portfolio.
     (5) Prior to May 1, 2001, a different firm managed the Portfolio using a different investment style.
     (6)  Prior to December 14, 2001, a different firm managed the Portfolio.
     (7)  Prior to January 29, 2002, a different firm managed the Portfolio.

121810                                                             VALUE PROFILE

9.   DEATH BENEFIT
The death benefit and earnings multiplier benefit, if elected, is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive due proof of death at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit under the annuity option then in effect. Please see "Federal Tax Considerations" in the prospectus.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

Under the death benefit, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract after subtracting any withdrawals; or

     3)   the cash surrender value.

Note: The amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available for issues ages 75 or under. It may be added at issue of the Contract or on the next contract anniversary following introduction of the rider in a state, if later. The rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of net premiums. Currently, where the rider is added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of premiums adjusted for withdrawals ("Maximum Base"); and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus premiums adjusted for withdrawals ("Benefit Base"). If the rider is added to a Contract after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals ("Maximum Base"); and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals ("Benefit Base"). The adjustment to the benefit for withdrawals is pro rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for this feature and once selected, it may not be revoked. The earnings multiplier benefit rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see 4 for a description of the earnings multiplier benefit rider charge.

THE RIDER IS AVAILABLE FOR BOTH NON-QUALIFIED AND QUALIFIED CONTRACTS. PLEASE SEE THE DISCUSSIONS OF POSSIBLE TAX CONSEQUENCES IN SECTIONS TITLED "INDIVIDUAL RETIREMENT ANNUITIES," "TAXATION OF NON-QUALIFIED CONTRACTS," AND "TAXATION OF QUALIFIED CONTRACTS," IN THE PROSPECTUS.

10.  OTHER INFORMATION
     FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a refund of the adjusted contract value. We determine your contract value at the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we

121810                                                             VALUE PROFILE
include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value in which case you will not be subject to investment risk during the free look period). Also, in some states, you may be entitled to a longer free look period.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the Fixed Account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that a transfer or withdrawal may cause a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations -- Taxation of Death Benefit Proceeds" in the prospectus for the Contract.

     ADDITIONAL FEATURES. This Contract has other features you may be interested in. There is no additional charge for these features. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month. It may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the Fixed Account with either a 6-month or 1-year guaranteed interest period. Transfers from the Fixed Account under this program will not be subject to a market value adjustment. See the Fixed Account II prospectus.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any surrender charge. Withdrawals from your money in the Fixed Account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. See the Fixed Account II prospectus.

          Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the Fixed Account are not eligible for automatic rebalancing. See the Fixed Account II prospectus.

11.  INQUIRIES
If you need more information after reading this prospectus, please contact us at:

         CUSTOMER SERVICE CENTER
         P.O. BOX 2700
         WEST CHESTER, PA  19380
         (800) 366-0066

or your registered representative.

121810                                                             VALUE PROFILE

--------------------------------------------------------------------------------
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                               GOLDENSELECT VALUE
--------------------------------------------------------------------------------

                                                                     MAY 1, 2002

     This prospectus describes GoldenSelect Value, a group and individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company ("Golden American," the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments in one or more of the available mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

     For Contracts sold in some states, some guaranteed interest periods or subaccounts may not be available. You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

     REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2002, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY SUBACCOUNT THROUGH THE GCG TRUST, THE AIM VARIABLE INSURANCE FUNDS, THE FIDELITY VARIABLE INSURANCE PRODUCTS FUND, THE ING VARIABLE INSURANCE TRUST, THE ING VARIABLE PRODUCTS TRUST, THE ING VP BOND PORTFOLIO, THE INVESCO VARIABLE INVESTMENT FUNDS, INC. THE PIMCO VARIABLE INSURANCE TRUST, THE PIONEER VARIABLE CONTRACTS TRUST, THE PROFUNDS, OR THE PRUDENTIAL SERIES FUND, INC., IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

     The investment portfolios available under your Contract and the portfolio managers are:

A I M ADVISORS, INC.                                              J. P. MORGAN FLEMING ASSET MANAGEMENT
     AIM V.I. Dent Demographic Trends Fund                                 (LONDON) LIMITED
A I M CAPITAL MANAGEMENT, INC.                                         International Enhanced EAFE Series
     Capital Appreciation Series                                  J. P. MORGAN FLEMING ASSET MANAGEMENT
     Strategic Equity Series                                           (USA) INC.
ALLIANCE CAPITAL MANAGEMENT L. P.                                      J. P. Morgan Fleming Small Cap Equity Series
     Capital Growth Series                                        JANUS CAPITAL CORPORATION
BARING INTERNATIONAL INVESTMENT, LIMITED    (AN AFFILIATE)             Growth Series
     Developing World Series                                           Janus Growth and Income Series
     Hard Assets Series                                                Special Situations Series
CAPITAL GUARDIAN TRUST COMPANY                                    JENNISON ASSOCIATES LLC
     Large Cap Value Series                                            Prudential Jennison Portfolio
     Managed Global Series                                             SP Jennison International Growth Portfolio
     Capital Guardian Small Cap Series                            MASSACHUSETTS FINANCIAL SERVICES COMPANY
EAGLE ASSET MANAGEMENT, INC                                            Mid-Cap Growth Series
     Value Equity Series                                               Research Series
FIDELITY MANAGEMENT & RESEARCH COMPANY                                 Total Return Series
     Diversified Mid-Cap Series                                   MERCURY ADVISORS
     Fidelity VIP Growth Portfolio                                     Focus Value Series
     Fidelity VIP Equity & Income Portfolio                            Fundamental Growth Focus Series
GOLDMAN SACHS ASSET MANAGEMENT                                    PACIFIC INVESTMENT MANAGEMENT COMPANY
     Internet TollkeeperSM Series                                      PIMCO High Yield Bond Portfolio
ING INVESTMENT MANAGEMENT, LLC                                         PIMCO StocksPLUS Growth and Income Portfolio
  (AN AFFILIATE)                                                       Core Bond Series
     Limited Maturity Bond Series                                 PIONEER INVESTMENT MANAGEMENT, INC.
     Liquid Asset Series                                               Pioneer Fund VCT Portfolio
ING INVESTMENTS, LLC (AN AFFILIATE)                                    Pioneer Mid-Cap Value VCT Portfolio
  (FORMERLY PILGRIM INVESTMENTS, LLC)                             PROFUND ADVISORS LLC
     International Equity Series*                                      ProFund VP Bull
ING INVESTMENTS, LLC                                                   ProFund VP Europe 30
  (AN AFFILIATE)                                                       ProFund VP Small-Cap
     ING VP Worldwide Growth Portfolio                            SALOMON BROTHERS ASSET MANAGEMENT, INC
       (formerly Pilgrim VIT Worldwide Growth Portfolio)               All Cap Series
     ING VP Growth Opportunities Portfolio                             Investors Series
       (formerly Pilgrim VP Growth Opportunities Portfolio)       T. ROWE PRICE ASSOCIATES, INC.
     ING VP MagnaCap Portfolio                                         Equity Income Series
       (formerly Pilgrim VP MagnaCap Portfolio)                        Fully Managed Series
     ING VP SmallCap Opportunities Portfolio                      VAN KAMPEN
       (formerly Pilgrim VP SmallCap Opportunities                     Equity Growth Series
         Portfolio)                                                    Global Franchise Series
ING VP BOND PORTFOLIO                                                  Real Estate Series
     ING VP Bond Portfolio                                             Van Kampen Growth and Income Series
INVESCO FUNDS GROUP INC.
     INVESCO VIF -- Financial Services Fund
     INVESCO VIF -- Health Sciences Fund
     INVESCO VIF -- Utilities Fund
     INVESCO VIF -- Leisure Fund

     Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.


     The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                    PAGE

     Index of Special Terms....................................       1
     Fees and Expenses.........................................       2
     Performance Information...................................      17
     Golden American Life Insurance Company....................      19
     The Trusts and Funds......................................      19
     Golden American Separate Account B........................      20
     The Annuity Contract......................................      21
         Contract Date and Contract Year.......................      21
         Annuity Start Date....................................      21
         Contract Owner........................................      21
         Annuitant.............................................      22
         Beneficiary...........................................      22
         Purchase and Availability of the Contract.............      23
         Crediting of Premium Payments.........................      23
         Administrative Procedures.............................      24
         Contract Value........................................      24
         Cash Surrender Value..................................      25
         Surrendering to Receive the Cash Surrender Value......      25
         The Subaccounts.......................................      25
         Addition, Deletion or Substitution of Subaccounts
            and Other Changes..................................      25
         The Fixed Account.....................................      26
         Other Contracts.......................................      26
         Other Important Provisions............................      26
     Withdrawals...............................................      26
     Transfers Among Your Investments..........................      29
     Death Benefit.............................................      31
         Death Benefit During the Accumulation Phase...........      31
         Earnings Multiplier Benefit Rider.....................      31
         Death Benefit During the Income Phase.................      31
         Required Distributions upon Contract Owner's Death....      32
     Charges and Fees..........................................      32
         Charge Deduction Subaccount...........................      32
         Charges Deducted from the Contract Value..............      33
         Surrender Charge......................................      33
         Waiver of Surrender Charge for Extended Medical Care..      33
         Free Withdrawal Amount................................      33
         Surrender Charge for Excess Withdrawals...............      33
         Premium Taxes.........................................      34
         Administrative Charge.................................      34
         Transfer Charge.......................................      34
         Charges Deducted from the Subaccounts.................      34
         Mortality and Expense Risk Charge.....................      34
         Asset-Based Administrative Charge.....................      34
         Earnings Multiplier Benefit Charge....................      34
         Trust and Fund Expenses...............................      34
     The Annuity Options.......................................      35
     Other Contract Provisions.................................      37
     Other Information.........................................      38
     Federal Tax Considerations................................      39

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                    PAGE

     Statement of Additional Information

         Table of Contents.....................................      47
     Appendix A
         Condensed Financial Information.......................      A1
     Appendix B
         The Investment Portfolios.............................      B1
     Appendix C
         Surrender Charge for Excess Withdrawals Example.......      C1
     Appendix D
         Fixed Account II......................................      D1
     Appendix E
         Fixed Interest Division...............................      E1

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                                      PAGE
Accumulation Unit                                  17
Annuitant                                          22
Annuity Start Date                                 21
Cash Surrender Value                               25
Contract Date                                      21
Contract Owner                                     21
Contract Value                                     24
Contract Year                                      21
Death Benefit                                      31
Earnings Multiplier Benefit Rider                  31
Free Withdrawal Amount                             33
Net Investment Factor                              17


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS          CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value               Index of Investment Experience
Annuity Start Date                    Annuity Commencement Date
Contract Owner                        Owner or Certificate Owner
Contract Value                        Accumulation Value
Transfer Charge                       Excess Allocation Charge
Fixed Interest Allocation             Fixed Allocation
Free Look Period                      Right to Examine Period
Guaranteed Interest Period            Guarantee Period
Subaccount(s)                         Division(s)
Net Investment Factor                 Experience Factor
Regular Withdrawals                   Conventional Partial Withdrawals
Withdrawals                           Partial Withdrawals

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES*

     Surrender Charge:

        COMPLETE YEARS ELAPSED          0    1    2    3    4    5    6    7+
           SINCE PREMIUM PAYMENT
        SURRENDER CHARGE                6%   6%   6%   5%   4%   3%   1%   0%

     Transfer Charge...................................................  None**

     * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

     ** We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE***

     Administrative Charge.............................................  $0
     (We may in the future charge an annual contract administrative charge of $30 or 2% of your contract value, whichever is less.)

     ***  We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES****

     Mortality & Expense Risk Charge....................    0.75%
     Asset-Based Administrative Charge..................    0.15%
                                                            -----
            Total.......................................    0.90%

     **** As a percentage of average daily assets in each subaccount. The
          Separate Account Annual Charges are deducted daily.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGE*

     Quarterly Charge...................................  0.075% of contract value (0.30% annually)

     * We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

----------------------------------------------------------------------------------------------------------------------
                                                                             TOTAL FUND                      NET FUND
                                               DISTRIBUTION                    ANNUAL                         ANNUAL
                                                  AND/OR                      EXPENSES          TOTAL        EXPENSES
                                   INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                    ADVISORY      (12B-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                              FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
----------------------------------------------------------------------------------------------------------------------
All Cap                               1.00%        0.00%        0.01%           1.01%           0.00%          1.01%
----------------------------------------------------------------------------------------------------------------------
Capital Appreciation                  0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
----------------------------------------------------------------------------------------------------------------------
Capital Growth                        1.01%        0.00%        0.01%           1.02%           0.00%          1.02%
----------------------------------------------------------------------------------------------------------------------
Capital Guardian Small Cap            0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
----------------------------------------------------------------------------------------------------------------------
Core Bond(1)                          1.00%        0.00%        0.01%           1.01%           0.00%          1.01%
----------------------------------------------------------------------------------------------------------------------
Developing World                      1.75%        0.00%        0.01%           1.76%           0.00%          1.76%
----------------------------------------------------------------------------------------------------------------------
Diversified Mid-Cap                   1.00%        0.00%        0.01%           1.01%           0.00%          1.01%
----------------------------------------------------------------------------------------------------------------------
Equity Growth(2)                      0.75%        0.25%        0.01%           1.01%           0.00%          1.01%
----------------------------------------------------------------------------------------------------------------------
Equity Income                         0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
----------------------------------------------------------------------------------------------------------------------
Focus Value(2)                        0.80%        0.25%        0.01%           1.06%           0.00%          1.06%
----------------------------------------------------------------------------------------------------------------------
Fully Managed                         0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
----------------------------------------------------------------------------------------------------------------------
Fundamental Growth(2)                 0.80%        0.25%        0.01%           1.06%           0.00%          1.06%
----------------------------------------------------------------------------------------------------------------------
Global Franchise(2)                   1.00%        0.25%        0.01%           1.26%           0.00%          1.26%
----------------------------------------------------------------------------------------------------------------------
Growth (3)                            1.01%        0.00%        0.01%           1.02%           0.00%          1.02%
----------------------------------------------------------------------------------------------------------------------
Hard Assets                           0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
----------------------------------------------------------------------------------------------------------------------
International Enhanced EAFE(2)        1.00%        0.25%        0.01%           1.26%           0.00%          1.26%
----------------------------------------------------------------------------------------------------------------------
International Equity(1)               1.25%        0.00%        0.01%           1.26%           0.00%          1.26%
----------------------------------------------------------------------------------------------------------------------
Internet Tollkeeper (1)               1.85%        0.00%        0.01%           1.86%           0.00%          1.86%
----------------------------------------------------------------------------------------------------------------------
Investors                             1.00%        0.00%        0.01%           1.01%           0.00%          1.01%
----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap
 Equity(2)                            0.90%        0.25%        0.01%           1.16%           0.00%          1.16%
----------------------------------------------------------------------------------------------------------------------
Janus Growth and Income               1.10%        0.00%        0.01%           1.11%           0.00%          1.11%
----------------------------------------------------------------------------------------------------------------------
Large Cap Value                       1.00%        0.00%        0.01%           1.01%           0.00%          1.01%
----------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond                 0.53%        0.00%        0.01%           0.54%           0.00%          0.54%
----------------------------------------------------------------------------------------------------------------------
Liquid Asset                          0.53%        0.00%        0.01%           0.54%           0.00%          0.54%
----------------------------------------------------------------------------------------------------------------------
Managed Global                        1.25%        0.00%        0.01%           1.26%           0.00%          1.26%
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth                        0.88%        0.00%        0.01%           0.89%           0.00%          0.89%
----------------------------------------------------------------------------------------------------------------------
Real Estate                           0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
----------------------------------------------------------------------------------------------------------------------
Research                              0.88%        0.00%        0.01%           0.89%           0.00%          0.89%
----------------------------------------------------------------------------------------------------------------------
Special Situations                    1.10%        0.00%        0.01%           1.11%           0.00%          1.11%
----------------------------------------------------------------------------------------------------------------------
Strategic Equity                      0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
----------------------------------------------------------------------------------------------------------------------
Total Return                          0.88%        0.00%        0.01%           0.89%           0.00%          0.89%
----------------------------------------------------------------------------------------------------------------------
Value Equity                          0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and Income(4)       0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
----------------------------------------------------------------------------------------------------------------------

     (1)  Annualized.
     (2)  Estimated investment advisory fee for year 2002.
     (3) DSI has agreed to a voluntary waiver of 0.05% of assets in excess of $1.3 billion with respect to the Growth Series through December 31, 2002.
     (4) DSI has agreed to a voluntary waiver of 0.05% of assets in excess of $840 million with respect to the Van Kampen Growth and Income Series through December 31, 2002.

     AIM VARIABLE INSURANCE FUNDS ANNUAL EXPENSES (as a percentage of the average daily net assets of the

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12B-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE      EXPENSES(1)   REDUCTIONS(1)    REDUCTIONS2)    REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic
   Trends (Class II Shares)       0.85%        0.25%        0.59%           1.69%           0.24%          1.45%
-------------------------------------------------------------------------------------------------------------------


     (1) Compensation to the Company for administrative or recordkeeping services may be paid out of fund assets in an amount up to 0.25% annually. Any such fees paid from the AIM Funds' assets are included in the "Other Expenses" column.
     (2) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I or Series II shares to the extent necessary to limit Total Fund Annual Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Fund Annual Expenses to 1.45%. Management (Advisory) Fees and 12b-1 Fee were 0.71% and 0.15%, respectively, after fee waivers and reimbursements.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12B-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Equity-Income
   (Service Class 2)              0.48%        0.25%        0.11%           0.84%           0.00%          0.84%
-------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth (Service
   Class 2)                       0.58%        0.25%        0.10%           0.93%           0.00%          0.93%
-------------------------------------------------------------------------------------------------------------------

     (1) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

ING VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12B-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES       REDUCTIONS     REDUCTIONS(1)   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  ING VP Worldwide Growth
   (Service Shares)               1.00%        0.25%        1.72%           2.97%           1.74%          1.23%
-------------------------------------------------------------------------------------------------------------------

     (1) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Total Waivers or Reductions" in the table above. For the Worldwide Growth Portfolio, the expense limits will continue through at least December 31, 2002.

ING VARIABLE PRODUCTS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12B-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES       REDUCTIONS     REDUCTIONS(1    REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  ING VP Growth Opportunities
   (Service Shares)                0.75%        0.25%        1.58%          2.58%            1.48%          1.10%
-------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap (Service
   Shares)                         0.75%        0.25%        0.53%          1.53%            0.43%          1.10%
-------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap
   Opportunities (Service
   Shares)                         0.75%        0.25%        0.71%          1.71%            0.61%          1.10%
-------------------------------------------------------------------------------------------------------------------

     (1) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Total Waivers or Reductions" in the table above. The expense limits for these Portfolios will continue through at least October 31, 2002.

ING VP BOND PORTFOLIO ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12B-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  ING VP Bond Portfolio (Class
   S Shares)                      0.40%        0.25%        0.10%           0.75%           0.00%          0.75%
-------------------------------------------------------------------------------------------------------------------

     (1) The table above shows the estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Because Class S shares are new, these estimates are based on the Portfolio's actual operating expenses for Class R shares for the Portfolio's most recently completed fiscal year and fee waivers to which the investment adviser has agreed for the Portfolio. Because Class S shares are new, Other Expenses is the amount of Other Expenses incurred by Class R shareholders for the year ended December 31, 2001.

INVESCO VARIABLE INVESTMENT FUNDS, INC. ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12B-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Financial
   Services                       0.75%        0.00%        0.32%           1.07%           0.00%          1.07%
-------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences   0.75%        0.00%        0.31%           1.06%           0.00%          1.06%
-------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure           0.75%        0.00%        0.64%           1.39%           0.00%          1.39%
-------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities(2)      0.60%        0.00%        0.77%           1.37%           0.00%          1.37%
-------------------------------------------------------------------------------------------------------------------

     (1) The Fund's actual Other Expenses and Total Fund Annual Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.
     (2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Fund Annual Expenses for the fiscal year ended December 31, 2001 were 0.55% and 1.15%, respectively, of the Fund's average net assets.

THE PIMCO VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

----------------------------------------------------------------------------------------------------------------------
                                                                         TOTAL FUND                      NET FUND
                                           DISTRIBUTION                    ANNUAL                         ANNUAL
                                              AND/OR                      EXPENSES          TOTAL        EXPENSES
                               INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                ADVISORY      (12B-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
ORTFOLIO                           FEE          FEE      EXPENSES(1)     REDUCTIONS     REDUCTIONS(2)   REDUCTIONS
----------------------------------------------------------------------------------------------------------------------
 PIMCO High Yield                0.25%        0.15%        0.36%           0.76%           0.01%          0.75%
----------------------------------------------------------------------------------------------------------------------
 PIMCO StocksPLUS Growth and
  Income                         0.40%        0.15%        0.12%           0.67%           0.02%          0.65%
----------------------------------------------------------------------------------------------------------------------

     (1) "Other Expenses" reflects a 0.35% administrative fee for the High Yield Portfolio and a 0.10% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the StocksPLUS Growth and Income Portfolio.
     (2) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% and 0.65% of average daily net assets for the PIMCO High Yield and StocksPLUS Growth and Income Portfolios, respectively. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.76% and 0.67% for the PIMCO High Yield Bond and StocksPLUS Growth and Income Portfolios, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

PIONEER VARIABLE CONTRACTS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12B-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT (Class II
   Shares)                        0.65%        0.25%        0.14%           1.04%           0.00%          1.04%
-------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT
   (Class II Shares)              0.65%        0.25%        0.21%           1.11%           0.00%          1.11%
-------------------------------------------------------------------------------------------------------------------

     (1) Fees and expenses based on portfolio's latest fiscal year ended December 31, 2001.

PROFUNDS ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12B-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)    REDUCTIONS(2)   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  ProFund VP Bull                  0.75%        0.25%        1.25%          2.25%            0.27%          1.98%
-------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30             0.75%        0.25%        0.89%          1.89%            0.00%          1.89%
-------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap             0.75%        0.25%        1.65%          2.65%            0.40%          2.25%
-------------------------------------------------------------------------------------------------------------------


     (1) Investment Advisory Fees and Expenses for the ProFund VPs Bull, Small-Cap and Europe 30 are for the period ending December 31, 2001.
     (2) ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent the Fund's Total Annual Operating Expenses exceed 1.98% for ProFund VP Bull and 2.25% for ProFund VP Small-Cap of the Fund's average daily net assets through December 31, 2002. After such date, the expense limitation may be terminated or revised. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

THE PRUDENTIAL SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12B-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  Jennison (Class II Shares)      0.60%        0.25%        0.19%           1.04%           0.00%          1.04%
-------------------------------------------------------------------------------------------------------------------
  SP Jennison International
   Growth (Class II Shares)(1)    0.85%        0.25%        1.16%           2.26%           0.00%          2.26%
-------------------------------------------------------------------------------------------------------------------

     (1) For the year ended December 31, 2001, the Portfolio's investment adviser voluntarily subsidized a portion of the Portfolio's total expenses. This subsidy is not reflected in the table above. Had this subsidy of 0.62% been reflected above, Total Net Fund Annual Expenses would have been 1.64%.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the Funds and Trusts for additional information on management or advisory fees and in some cases on other portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
The following two examples are designed to show you the expenses you would pay on a $1,000 investment that earns 5% annually. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and in the first page of each example, the annual contract administrative charge of 0.04% of assets (based on an average contract value of $82,000). Example 1 also assumes you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The second page of each example shows the expenses without the annual contract administrative charge of 0.04%. We currently waive the 0.04% annual contract administrative charge. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 7 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Example 1 below which assumes applicable surrender charges.

Example 1:   (with a 0.04% contract administration charge)
If you surrender (or annuitize within the first 5 contract years) your Contract at the end of the applicable time period and elected the earnings multiplier benefit rider, you would pay the following expenses for each $1,000 invested:

-----------------------------------------------------------------------------------------
                                       1 YEAR        3 YEARS        5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------

THE GCG TRUST
All Cap                                  $83           $130           $160          $258
-----------------------------------------------------------------------------------------
Capital Appreciation                     $82           $129           $157          $252
-----------------------------------------------------------------------------------------
Capital Growth                           $83           $131           $161          $260
-----------------------------------------------------------------------------------------
Capital Guardian Small Cap               $82           $129           $157          $252
-----------------------------------------------------------------------------------------
Core Bond                                $83           $130           $160          $258
-----------------------------------------------------------------------------------------
Developing World                         $90           $153           $198          $332
-----------------------------------------------------------------------------------------
Diversified Mid-Cap                      $83           $130           $160          $258
-----------------------------------------------------------------------------------------
Equity Growth                            $83           $130           $160          $258
-----------------------------------------------------------------------------------------
Equity Income                            $82           $129           $157          $252
-----------------------------------------------------------------------------------------
Focus Value                              $83           $132           $163          $264
-----------------------------------------------------------------------------------------
Fully Managed                            $82           $129           $157          $252
-----------------------------------------------------------------------------------------
Fundamental Growth                       $83           $132           $163          $264
-----------------------------------------------------------------------------------------
Global Franchise                         $85           $138           $173          $284
-----------------------------------------------------------------------------------------
Growth                                   $83           $131           $161          $260
-----------------------------------------------------------------------------------------
Hard Assets                              $82           $129           $157          $252
-----------------------------------------------------------------------------------------
International Enhanced EAFE              $85           $138           $173          $284
-----------------------------------------------------------------------------------------
International Equity                     $85           $138           $173          $284
-----------------------------------------------------------------------------------------
Internet Tollkeeper                      $91           $156           $203          $341
-----------------------------------------------------------------------------------------
Investors                                $83           $130           $160          $258
-----------------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity     $84           $135           $168          $274
-----------------------------------------------------------------------------------------
Janus Growth and Income                  $84           $133           $166          $269
-----------------------------------------------------------------------------------------
Large Cap Value                          $83           $130           $160          $258
-----------------------------------------------------------------------------------------
Limited Maturity Bond                    $78           $116           $136          $209
-----------------------------------------------------------------------------------------
Liquid Asset                             $78           $116           $136          $209
-----------------------------------------------------------------------------------------
Managed Global                           $85           $138           $173          $284
-----------------------------------------------------------------------------------------
Mid-Cap Growth                           $82           $127           $154          $246
-----------------------------------------------------------------------------------------
Real Estate                              $82           $129           $157          $252
-----------------------------------------------------------------------------------------
Research                                 $82           $127           $154          $246
-----------------------------------------------------------------------------------------
Special Situations                       $84           $133           $166          $269
-----------------------------------------------------------------------------------------
Strategic Equity                         $82           $129           $157          $252
-----------------------------------------------------------------------------------------
Total Return                             $82           $127           $154          $246
-----------------------------------------------------------------------------------------
Value Equity                             $82           $129           $157          $252
-----------------------------------------------------------------------------------------
Van Kampen Growth and Income             $82           $129           $157          $252
-----------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUND
-----------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund    $87           $144           $182          $302
-----------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income               $81           $125           $152          $241
-----------------------------------------------------------------------------------------
Fidelity VIP Growth                      $82           $128           $156          $250
-----------------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth                  $85           $137           $172          $281

ING VP BOND PORTFOLIO
-----------------------------------------------------------------------------------------
ING VP Bond                              $80           $122           $147          $232
-----------------------------------------------------------------------------------------

ING VARIABLE PRODUCTS TRUST
-----------------------------------------------------------------------------------------
ING VP Growth Opportunities              $84           $133           $165          $268
-----------------------------------------------------------------------------------------

                                       10

-----------------------------------------------------------------------------------------
                                       1 YEAR        3 YEARS        5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------
ING VP MagnaCap                          $84           $133           $165          $268
-----------------------------------------------------------------------------------------
ING VP SmallCap Opportunities            $84           $133           $165          $268
-----------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-- Financial Services         $83           $132           $164          $265
-----------------------------------------------------------------------------------------
INVESCO VIF-- Health Sciences            $83           $132           $163          $264
-----------------------------------------------------------------------------------------
INVESCO VIF-- Leisure                    $87           $142           $180          $296
-----------------------------------------------------------------------------------------
INVESCO VIF-- Utilities                  $86           $141           $179          $294
-----------------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield                         $80           $122           $147          $232
-----------------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income       $79           $119           $142          $221
-----------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT                         $83           $131           $162          $262
-----------------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT                $84           $133           $166          $269
-----------------------------------------------------------------------------------------

PROFUNDS
ProFund VP Bull                          $92           $159           $208          $352
-----------------------------------------------------------------------------------------
ProFund VP Europe 30                     $92           $157           $204          $344
-----------------------------------------------------------------------------------------
ProFund VP Small-Cap                     $95           $167           $221          $377

THE PRUDENTIAL SERIES FUND, INC.
-----------------------------------------------------------------------------------------
Jennison                                 $83           $131           $162          $262
-----------------------------------------------------------------------------------------
SP Jennison International Growth         $95           $167           $222          $377
-----------------------------------------------------------------------------------------

Example 1:  (with waiver of 0.04% contract administration charge)
If you surrender (or annuitize within the first 5 contract years) your Contract at the end of the applicable time period and elected the earnings multiplier benefit rider, you would pay the following expenses for each $1,000 invested:

-----------------------------------------------------------------------------------------
                                       1 YEAR        3 YEARS        5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------

THE GCG TRUST
All Cap                                  $82           $129           $158          $254
-----------------------------------------------------------------------------------------
Capital Appreciation                     $82           $127           $155          $248
-----------------------------------------------------------------------------------------
Capital Growth                           $83           $129           $159          $255
-----------------------------------------------------------------------------------------
Capital Guardian Small Cap               $82           $127           $155          $248
-----------------------------------------------------------------------------------------
Core Bond                                $82           $129           $158          $254
-----------------------------------------------------------------------------------------
Developing World                         $90           $152           $196          $328
-----------------------------------------------------------------------------------------
Diversified Mid-Cap                      $82           $129           $158          $254
-----------------------------------------------------------------------------------------
Equity Growth                            $82           $129           $158          $254
-----------------------------------------------------------------------------------------
Equity Income                            $82           $127           $155          $248
-----------------------------------------------------------------------------------------
Focus Value                              $83           $131           $161          $260
-----------------------------------------------------------------------------------------
Fully Managed                            $82           $127           $155          $248
-----------------------------------------------------------------------------------------
Fundamental Growth                       $83           $131           $161          $260
-----------------------------------------------------------------------------------------
Global Franchise                         $85           $137           $171          $280
-----------------------------------------------------------------------------------------
Growth                                   $83           $129           $159          $255
-----------------------------------------------------------------------------------------
Hard Assets                              $82           $127           $155          $248
-----------------------------------------------------------------------------------------
International Enhanced EAFE              $85           $137           $171          $280
-----------------------------------------------------------------------------------------
International Equity                     $85           $137           $171          $280
-----------------------------------------------------------------------------------------
Internet Tollkeeper                      $91           $155           $201          $337
-----------------------------------------------------------------------------------------
Investors                                $82           $129           $158          $254
-----------------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity     $84           $134           $166          $270
-----------------------------------------------------------------------------------------
Janus Growth and Income                  $83           $132           $164          $265
-----------------------------------------------------------------------------------------
Large Cap Value                          $82           $129           $158          $254
-----------------------------------------------------------------------------------------
Limited Maturity Bond                    $78           $115           $134          $205
-----------------------------------------------------------------------------------------
Liquid Asset                             $78           $115           $134          $205
-----------------------------------------------------------------------------------------
Managed Global                           $85           $137           $171          $280
-----------------------------------------------------------------------------------------
Mid-Cap Growth                           $81           $125           $152          $242
-----------------------------------------------------------------------------------------
Real Estate                              $82           $127           $155          $248
-----------------------------------------------------------------------------------------
Research                                 $81           $125           $152          $242
-----------------------------------------------------------------------------------------
Special Situations                       $83           $132           $164          $265
-----------------------------------------------------------------------------------------
Strategic Equity                         $82           $127           $155          $248
-----------------------------------------------------------------------------------------
Total Return                             $81           $125           $152          $242
-----------------------------------------------------------------------------------------
Value Equity                             $82           $127           $155          $248
-----------------------------------------------------------------------------------------
Van Kampen Growth and Income             $82           $127           $155          $248
-----------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUND
-----------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund    $87           $142           $181          $298
-----------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income               $81           $124           $150          $237
-----------------------------------------------------------------------------------------
Fidelity VIP Growth                      $82           $127           $154          $246
-----------------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth                  $85           $136           $170          $277

ING VP BOND PORTFOLIO
-----------------------------------------------------------------------------------------
ING VP Bond                              $80           $121           $145          $227
-----------------------------------------------------------------------------------------

                                       12

-----------------------------------------------------------------------------------------
                                       1 YEAR        3 YEARS        5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------

ING VARIABLE PRODUCTS TRUST
-----------------------------------------------------------------------------------------
ING VP Growth Opportunities              $83           $132           $163          $264
-----------------------------------------------------------------------------------------
ING VP MagnaCap                          $83           $132           $163          $264
-----------------------------------------------------------------------------------------
ING VP SmallCap Opportunities            $83           $132           $163          $264
-----------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-- Financial Services         $83           $131           $162          $261
-----------------------------------------------------------------------------------------
INVESCO VIF-- Health Sciences            $83           $131           $161          $260
-----------------------------------------------------------------------------------------
INVESCO VIF-- Leisure                    $86           $141           $178          $292
-----------------------------------------------------------------------------------------
INVESCO VIF-- Utilities                  $86           $140           $177          $290
-----------------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield                         $80           $121           $145          $227
-----------------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income       $79           $118           $140          $217
-----------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT                         $83           $130           $160          $257
-----------------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT                $83           $132           $164          $265
-----------------------------------------------------------------------------------------

PROFUNDS
ProFund VP Bull                          $92           $158           $206          $348
-----------------------------------------------------------------------------------------
ProFund VP Europe 30                     $91           $155           $202          $340
-----------------------------------------------------------------------------------------
ProFund VP Small-Cap                     $95           $166           $219          $373
-----------------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.
-----------------------------------------------------------------------------------------
Jennison                                 $83           $130           $160          $257
-----------------------------------------------------------------------------------------
SP Jennison International Growth         $95           $166           $220          $374
-----------------------------------------------------------------------------------------

Example 2:  (with a 0.04% contract administration charge)
If you do not surrender your Contract or if you annuitize on the annuity start date and elected the earnings multiplier benefit rider, you would pay the following expenses for each $1,000 invested:

-----------------------------------------------------------------------------------------
                                       1 YEAR        3 YEARS        5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------

THE GCG TRUST
All Cap                                  $23            $70           $120          $258
-----------------------------------------------------------------------------------------
Capital Appreciation                     $22            $69           $117          $252
-----------------------------------------------------------------------------------------
Capital Growth                           $23            $71           $121          $260
-----------------------------------------------------------------------------------------
Capital Guardian Small Cap               $22            $69           $117          $252
-----------------------------------------------------------------------------------------
Core Bond                                $23            $70           $120          $258
-----------------------------------------------------------------------------------------
Developing World                         $30            $93           $158          $332
-----------------------------------------------------------------------------------------
Diversified Mid-Cap                      $23            $70           $120          $258
-----------------------------------------------------------------------------------------
Equity Growth                            $23            $70           $120          $258
-----------------------------------------------------------------------------------------
Equity Income                            $22            $69           $117          $252
-----------------------------------------------------------------------------------------
Focus Value                              $23            $72           $123          $264
-----------------------------------------------------------------------------------------
Fully Managed                            $22            $69           $117          $252
-----------------------------------------------------------------------------------------
Fundamental Growth                       $23            $72           $123          $264
-----------------------------------------------------------------------------------------
Global Franchise                         $25            $78           $133          $284
-----------------------------------------------------------------------------------------
Growth                                   $23            $71           $121          $260
-----------------------------------------------------------------------------------------
Hard Assets                              $22            $69           $117          $252
-----------------------------------------------------------------------------------------
International Enhanced EAFE              $25            $78           $133          $284
-----------------------------------------------------------------------------------------
International Equity                     $25            $78           $133          $284
-----------------------------------------------------------------------------------------
Internet Tollkeeper                      $31            $96           $163          $341
-----------------------------------------------------------------------------------------
Investors                                $23            $70           $120          $258
-----------------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity     $24            $75           $128          $274
-----------------------------------------------------------------------------------------
Janus Growth and Income                  $24            $73           $126          $269
-----------------------------------------------------------------------------------------
Large Cap Value                          $23            $70           $120          $258
-----------------------------------------------------------------------------------------
Limited Maturity Bond                    $18            $56            $96          $209
-----------------------------------------------------------------------------------------
Liquid Asset                             $18            $56            $96          $209
-----------------------------------------------------------------------------------------
Managed Global                           $25            $78           $133          $284
-----------------------------------------------------------------------------------------
Mid-Cap Growth                           $22            $67           $114          $246
-----------------------------------------------------------------------------------------
Real Estate                              $22            $69           $117          $252
-----------------------------------------------------------------------------------------
Research                                 $22            $67           $114          $246
-----------------------------------------------------------------------------------------
Special Situations                       $24            $73           $126          $269
-----------------------------------------------------------------------------------------
Strategic Equity                         $22            $69           $117          $252
-----------------------------------------------------------------------------------------
Total Return                             $22            $67           $114          $246
-----------------------------------------------------------------------------------------
Value Equity                             $22            $69           $117          $252
-----------------------------------------------------------------------------------------
Van Kampen Growth and Income             $22            $69           $117          $252

AIM VARIABLE INSURANCE FUND
-----------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund    $27            $84           $142          $302
-----------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income               $21            $65           $112          $241
-----------------------------------------------------------------------------------------
Fidelity VIP Growth                      $22            $68           $116          $250
-----------------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth                  $25            $77           $132          $281

ING VP BOND PORTFOLIO
-----------------------------------------------------------------------------------------
ING VP Bond                              $20            $62           $107          $232
-----------------------------------------------------------------------------------------

                                       14

-----------------------------------------------------------------------------------------
                                       1 YEAR        3 YEARS        5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------

ING VARIABLE PRODUCTS TRUST
-----------------------------------------------------------------------------------------
ING VP Growth Opportunities              $24            $73           $125          $268
-----------------------------------------------------------------------------------------
ING VP MagnaCap                          $24            $73           $125          $268
-----------------------------------------------------------------------------------------
ING VP SmallCap Opportunities            $24            $73           $125          $268
-----------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
-----------------------------------------------------------------------------------------
INVESCO VIF-- Financial Services         $23            $72           $124          $265
-----------------------------------------------------------------------------------------
INVESCO VIF-- Health Sciences            $23            $72           $123          $264
-----------------------------------------------------------------------------------------
INVESCO VIF-- Leisure                    $27            $82           $140          $296
-----------------------------------------------------------------------------------------
INVESCO VIF-- Utilities                  $26           $81           $139          $294
-----------------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield                         $20            $62           $107          $232
-----------------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income       $19            $59           $102          $221
-----------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT                         $23            $71           $122          $262
-----------------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT                $24            $73           $126          $269
-----------------------------------------------------------------------------------------

PROFUNDS
ProFund VP Bull                          $32            $99           $168          $352
-----------------------------------------------------------------------------------------
ProFund VP Europe 30                     $32            $97           $164          $344
-----------------------------------------------------------------------------------------
ProFund VP Small-Cap                     $35           $107           $181          $377

THE PRUDENTIAL SERIES FUND, INC.
-----------------------------------------------------------------------------------------
Jennison                                 $23            $71           $122          $262
-----------------------------------------------------------------------------------------
SP Jennison International Growth         $35           $107           $182          $377
-----------------------------------------------------------------------------------------

Example 2:  (with waiver of 0.04% contract administration charge)
If you do not surrender your Contract or if you annuitize on the annuity start date and did not elect the earnings multiplier benefit rider, you would pay the following expenses for each $1,000 invested:

-----------------------------------------------------------------------------------------
                                       1 YEAR        3 YEARS        5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------

THE GCG TRUST
All Cap                                  $19            $60           $103          $223
-----------------------------------------------------------------------------------------
Capital Appreciation                     $19            $58           $100          $217
-----------------------------------------------------------------------------------------
Capital Growth                           $19            $60           $104          $224
-----------------------------------------------------------------------------------------
Capital Guardian Small Cap               $19            $58           $100          $217
-----------------------------------------------------------------------------------------
Core Bond                                $19            $60           $103          $223
-----------------------------------------------------------------------------------------
Developing World                         $27            $83           $141          $299
-----------------------------------------------------------------------------------------
Diversified Mid-Cap                      $19            $60           $103          $223
-----------------------------------------------------------------------------------------
Equity Growth                            $19            $60           $103          $223
-----------------------------------------------------------------------------------------
Equity Income                            $19            $58           $100          $217
-----------------------------------------------------------------------------------------
Focus Value                              $20            $62           $106          $229
-----------------------------------------------------------------------------------------
Fully Managed                            $19            $58           $100          $217
-----------------------------------------------------------------------------------------
Fundamental Growth                       $20            $62           $106          $229
-----------------------------------------------------------------------------------------
Global Franchise                         $22            $68           $116          $249
-----------------------------------------------------------------------------------------
Growth                                   $19            $60           $104          $224
-----------------------------------------------------------------------------------------
Hard Assets                              $19            $58           $100          $217
-----------------------------------------------------------------------------------------
International Enhanced EAFE              $22            $68           $116          $249
-----------------------------------------------------------------------------------------
International Equity                     $22            $68           $116          $249
-----------------------------------------------------------------------------------------
Internet Tollkeeper                      $28            $86           $146          $309
-----------------------------------------------------------------------------------------
Investors                                $19            $60           $103          $223
-----------------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity     $21            $65           $111          $239
-----------------------------------------------------------------------------------------
Janus Growth and Income                  $20            $63           $108          $234
-----------------------------------------------------------------------------------------
Large Cap Value                          $19            $60           $103          $223
-----------------------------------------------------------------------------------------
Limited Maturity Bond                    $15            $46            $79          $172
-----------------------------------------------------------------------------------------
Liquid Asset                             $15            $46            $79          $172
-----------------------------------------------------------------------------------------
Managed Global                           $22            $68           $116          $249
-----------------------------------------------------------------------------------------
Mid-Cap Growth                           $18            $56            $97          $211
-----------------------------------------------------------------------------------------
Real Estate                              $19            $58           $100          $217
-----------------------------------------------------------------------------------------
Research                                 $18            $56            $97          $211
-----------------------------------------------------------------------------------------
Special Situations                       $20            $63           $108          $234
-----------------------------------------------------------------------------------------
Strategic Equity                         $19            $58           $100          $217
-----------------------------------------------------------------------------------------
Total Return                             $18            $56            $97          $211
-----------------------------------------------------------------------------------------
Value Equity                             $19            $58           $100          $217
-----------------------------------------------------------------------------------------
Van Kampen Growth and Income             $19            $58           $100          $217

AIM VARIABLE INSURANCE FUND
-----------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund    $24            $73           $126          $269
-----------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income               $18            $55            $94          $205
-----------------------------------------------------------------------------------------
Fidelity VIP Growth                      $19            $58            $99          $215
-----------------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth                  $22            $67           $114          $246

ING VP BOND PORTFOLIO
-----------------------------------------------------------------------------------------
ING VP Bond                              $17            $52            $90          $195
-----------------------------------------------------------------------------------------

                                       16

-----------------------------------------------------------------------------------------
                                       1 YEAR        3 YEARS        5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------

ING VARIABLE PRODUCTS TRUST
-----------------------------------------------------------------------------------------
ING VP Growth Opportunities              $20            $63           $108          $233
-----------------------------------------------------------------------------------------
ING VP MagnaCap                          $20            $63           $108          $233
-----------------------------------------------------------------------------------------
ING VP SmallCap Opportunities            $20            $63           $108          $233
-----------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-- Financial Services         $20            $62           $106          $230
-----------------------------------------------------------------------------------------
INVESCO VIF-- Health Sciences            $20            $62           $106          $229
-----------------------------------------------------------------------------------------
INVESCO VIF-- Leisure                    $23            $72           $123          $263
-----------------------------------------------------------------------------------------
INVESCO VIF-- Utilities                  $23            $71           $122          $261
-----------------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield                         $17            $52            $90          $195
-----------------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income       $16            $49            $84          $185
-----------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT                         $20            $61           $105          $226
-----------------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT                $20            $63           $108          $234
-----------------------------------------------------------------------------------------

PROFUNDS
ProFund VP Bull                          $29            $89           $152          $320
-----------------------------------------------------------------------------------------
ProFund VP Europe 30                     $28            $87           $147          $312
ProFund VP Small-Cap                     $32            $97           $165          $346

-----------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.
-----------------------------------------------------------------------------------------
Jennison                                 $20            $61           $105          $226
-----------------------------------------------------------------------------------------
SP Jennison International Growth         $32            $97           $165          $347
-----------------------------------------------------------------------------------------

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT. EXAMPLES ASSUME THAT ANY CONTRACTUAL EXPENSE WAIVERS OR REIMBURSEMENTS REMAIN IN EFFECT FOR ALL PERIODS SHOWN.

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account B for the year ended December 31, 2001 are included in the Statement of Additional Information. The audited consolidated financial statements of Golden American for the years ended December 31, 2001, 2000, and 1999 are included in the Statement of Additional Information.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolio, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life"). Equitable Life is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa") which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. First Golden was merged into ReliaStar Life Insurance Company of New York, another wholly owned subsidiary of ING and an affiliate, on April 1, 2002. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Equitable of Iowa is the holding company for Equitable Life, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the GCG Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING VP Bond Portfolio, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
                              THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The address of the GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The ING Variable Insurance Trust (formerly the ING Variable Insurance Trust) is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Insurance Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The Prudential Series Fund, Inc. is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

The ING Variable Products Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Products Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

ING VP Bond Portfolio is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING VP Bond Portfolio is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The ProFunds is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ProFunds is 3435 Stelzer Road, Suite 1000, PO Box 182100, Columbus, OH 43218-2000.

The AIM Variable Insurance Funds is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of AIM Variable Insurance Funds is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173.

The Pioneer Variable Contracts Trust is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of Pioneer Variable Contracts Trust is 60 State Street, Boston, MA 02109.

INVESCO Variable Investment Funds, Inc. is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of the INVESCO Variable Investment Funds, Inc. is 7800 East Union Avenue, Denver, CO 80237.

Fidelity Variable Insurance Products Fund is also a mutual fund which offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II is located at 82 Devonshire Street, Boston, MA 02109.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX B -- THE INVESTMENT PORTFOLIOS.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

--------------------------------------------------------------------------------
                       GOLDEN AMERICAN SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

Golden American Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix D and the Fixed Account II prospectus for more information on the Fixed Interest Allocation and Fixed Account.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the Trust has been designated, the availability of enhanced death benefit will be based on the age of the annuitant at the time you purchase the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner. The age of the older owner will determine the applicable death benefit if Enhanced Death Benefits are available for multiple owners. The earnings multiplier benefit rider is not available when there are joint owners.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

When the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

When the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

If you elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit and charge will be adjusted to reflect the attained age of the new owner as the issue age. The Maximum Base and Benefit Base percentage in effect on the original rider date will be used to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations in this prospectus.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85. The initial premium payment must be $25,000 or more. You may make additional payments of at least $1,000 or more at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS - INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs.

CREDITING OF PREMIUM PAYMENTS
We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts and/or Fixed Interest Allocation of Separate Account B specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment designated for a subaccount of Separate Account B will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

     (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

     (2) If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested, and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See the GoldenSelect Fixed Account II prospectus for a description of the calculation of values under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, then we deduct any surrender charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS
Each of the subaccounts of Separate Account B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account B invests in a corresponding portfolio of a Trust of Fund.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees or charges than any portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts. We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See the GoldenSelect Fixed Account II prospectus for more information.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same investment portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

--------------------------------------------------------------------------------
                                   WITHDRAWALS
--------------------------------------------------------------------------------

Any time during the accumulation phase and before the death of the contract owner, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any contract year is the greater of (i) any earnings less previous free withdrawals, or (ii) 10% of premium payments paid within the past 7 years not previously withdrawn, less any previous free withdrawals taken in the same contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawals from a Fixed Interest Allocation taken more than 30 days before its maturity date. See the GoldenSelect Fixed Account II prospectus for more information on the application of Market Value Adjustment.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. You decide when you would like systematic payments to start as long as it starts at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th, your systematic withdrawal will be made on the 28th day of each month. Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

               FREQUENCY                     MAXIMUM PERCENTAGE
               Monthly                             0.833%
               Quarterly                            2.50%
               Annually                            10.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do us. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustment when they exceed the applicable maximum percentage.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

     CONSULT YOUR TAX ADVISOR REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

--------------------------------------------------------------------------------
                        TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES
As a convenience to you, we currently allow you to give third parties the right to effect transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Therefore, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. We will notify any third party whose transfers are limited or discontinued by telephone, facsimile or email according to our records, followed by a letter. These limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners. For example, we currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFunds portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Asset subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

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                                  DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit is payable when either the annuitant (when a contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For more information on required distributions under federal income tax laws, see "Required Distributions upon Contract Owner's Death."

The Death Benefit under the Contract is the greatest of (i) your contract value;
(ii) total premium payments less any withdrawals; and (iii) the cash surrender value.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available for issues ages 75 or under. It may be added at issue of the Contract or on the next contract anniversary following introduction of the rider in a state, if later. The rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of net premiums. Currently, where the rider is added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of premiums adjusted for withdrawals ("Maximum Base"); and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus premiums adjusted for withdrawals ("Benefit Base"). If the rider is added to a Contract after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals ("Maximum Base"); and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals ("Benefit Base"). The adjustment to the benefit for withdrawals is pro rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The earnings multiplier benefit rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see page 2 of this prospectus for a description of the charge.

The Death Benefit under the Contract is the greatest of (i) your contract value;
(ii) total premium payments less any withdrawals; and (iii) the cash surrender value.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in sections titled "Individual Retirement Annuities," "Taxation of Non-Qualified Contracts," and "Taxation of Qualified Contracts," in this prospectus.

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

DEATH BENEFIT DURING THE INCOME PHASE
If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary (calculated as described under "Death Benefit Choices" in this prospectus) will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as the contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a non-spouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

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                                CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

     COMPLETE YEARS ELAPSED             0    1    2    3    4    5    6    7+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                   6%   6%   6%   5%   4%   3%   1%   0%

     WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is the greater of (i) any earnings less previous free withdrawals or (ii) 10% of premium payments paid within the past 7 years and not previously withdrawn, less any previous free withdrawals taken in the same contract year.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the code. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix C. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal, or on the annuity start date.

     ADMINISTRATIVE CHARGE. We currently do not charge an annual administrative charge but may in the future deduct an annual administrative charge of $30 or 2% of the contract value, whichever is smaller. Such charge, if any, will be made on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guarantee interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each subaccount and Fixed Interest Allocation, unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge, on an annual basis, is equal to 0.75% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .002063% for each day since the previous business day.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. This charge is deducted daily from your assets in each subaccount.

     EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "The Earnings Multiplier Benefit Rider."

TRUST AND FUND EXPENSES
Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. Based on actual portfolio experience in 2001, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2002 range from 0.54% to 2.26%.

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                               THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option chosen. You may change your annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value adjusted for any applicable Market Value Adjustment on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate) under applicable law, the contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2)  The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult your tax adviser for tax advice.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Payment is made for the life of the annuitant in equal monthly installments and guaranteed for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. The contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed and variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

     (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in the Contract.

     (2) For Option 3, no amounts are payable after both named persons have died.

     (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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                            OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period and your investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT
Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other Golden American contracts. DSI, a New York corporation, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by Golden American for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 7.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., Aetna Investment Services, LLC, BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Furman Selz Financial Services LLC, ING Funds Distributor, Inc., ING TT&S (U.S.) Securities, Inc., Investors Financial Group, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS
We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a materially adverse impact on the Company or Separate Account B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Kimberly J. Smith, Executive Vice President, General Counsel and Assistant Secretary of Golden American.

EXPERTS
The audited consolidated financial statements of Golden American at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the statement of assets and liabilities of Separate Account B at December 31, 2001 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young, LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included or incorporated herein by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

THIS SUMMARY REFERENCES ENHANCED DEATH BENEFITS AND EARNINGS MULTIPLIER BENEFITS THAT MAY NOT BE AVAILABLE UNDER YOUR CONTRACT. PLEASE SEE YOUR CONTRACT, AND "THE ANNUITY CONTRACT -- OPTIONAL RIDERS" AND "DEATH BENEFIT CHOICES" IN THIS PROSPECTUS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below. The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability, and we will report taxable amounts as required by law. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

IRAs generally may not invest in life insurance contracts. We do not believe a death benefit under an annuity contract that is equal to the greater of premiums paid (less withdrawals) or contract value will be treated as life insurance. However, the enhanced death benefits and earnings enhancement benefit under this Contract may exceed the greater of premiums paid (less withdrawals) and contract value. We have previously received IRS approval of the form of the Contract, including the enhanced death benefit feature, for use as an IRA. THE CONTRACT WITH BOTH ENHANCED DEATH BENEFITS AND THE EARNINGS MULTIPLIER BENEFIT HAS BEEN FILED WITH THE IRS FOR APPROVAL FOR USE AS AN IRA. HOWEVER, THERE IS NO ASSURANCE THAT THE IRS WILL GIVE THIS APPROVAL OR THAT THE CONTRACT MEETS THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the enhanced death benefit options and earnings multiplier benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax qualification, which could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. YOU SHOULD CONSULT YOUR TAX ADVISOR IF YOU ARE CONSIDERING ADDING AN ENHANCED DEATH BENEFIT OR EARNINGS MULTIPLIER BENEFIT TO YOUR CONTRACT IF IT IS AN IRA.

     DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply if your death occurs:

     o    After you begin receiving minimum distributions under the contract; or

     o    Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions, but not earnings on such distributions, may also be distributed upon hardship, but would generally be subject to penalties.

     TSAS -- LOANS. Loans may be available if you are under age 70 1/2 and purchased your contract in connection with a non-ERISA plan qualified under
Section 403(b) of the Code ("TSA"). If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. You are responsible for monitoring the amount and number of loans outstanding at any one time under your TSA, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

     Any outstanding loan balance impacts the following:

     1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     3)   Riders:

          a) Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

          b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

          c) Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

     TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

     o You are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2;or

     o You had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS

     ITEM                                                               PAGE
     Introduction.....................................................     1
     Description of Golden American Life Insurance Company............     1
     Safekeeping of Assets............................................     1
     The Administrator................................................     1
     Independent Auditors.............................................     1
     Distribution of Contracts........................................     1
     Performance Information..........................................     2
     IRA Partial Withdrawal Option....................................     9
     Other Information................................................    10
     Financial Statements of Golden American..........................
     Financial Statements of Separate Account B.......................    10

--------------------------------------------------------------------------------

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE PROSPECTUS COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                           --------------------------------------------------
                           NAME

                           --------------------------------------------------
                           SOCIAL SECURITY NUMBER

                           --------------------------------------------------
                           STREET ADDRESS

                           --------------------------------------------------
                           CITY, STATE, ZIP

121810    VALUE   05/01/2002

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

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

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                                   APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2001, the following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods.


LIQUID ASSET

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  16.41            23,532        $      386
--------------------------------------------------------------
1999               15.61             7,391               116
--------------------------------------------------------------
2/23/99            15.12                --                --
--------------------------------------------------------------

LIMITED MATURITY BOND

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  18.84            13,071        $      246
--------------------------------------------------------------
1999               17.65               655                11
--------------------------------------------------------------
2/23/99            17.53                --                --
--------------------------------------------------------------

CORE BOND

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  12.11             3,821        $       46
--------------------------------------------------------------
1999               12.11               982                12
--------------------------------------------------------------
2/23/99            12.78                --                --
--------------------------------------------------------------

                                       A1

FULLY MANAGED

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  27.62             8,003        $      221
--------------------------------------------------------------
1999               22.85             1,564                36
--------------------------------------------------------------
2/23/99            20.98                --                --
--------------------------------------------------------------

TOTAL RETURN

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  21.40            28,821        $      617
--------------------------------------------------------------
1999               18.54             3,045                56
--------------------------------------------------------------
2/23/99            17.93                --                --
--------------------------------------------------------------

ASSET ALLOCATION

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $   9.39                --                --
--------------------------------------------------------------
10/2/00            10.00                --                --
--------------------------------------------------------------

EQUITY INCOME

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  25.36            22,751        $      577
--------------------------------------------------------------
1999               22.66             2,555                58
--------------------------------------------------------------
2/23/99            22.90                --                --
--------------------------------------------------------------

                                       A2

ALL CAP

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  11.65            15,599        $      182
--------------------------------------------------------------
2/1/00             10.00                --                --
--------------------------------------------------------------

GROWTH AND INCOME

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $   9.96             5,022        $       50
--------------------------------------------------------------
10/2/00            10.00                --                --
--------------------------------------------------------------

REAL ESTATE

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  28.25             1,113        $       31
--------------------------------------------------------------
1999               21.76                --                --
--------------------------------------------------------------
2/23/99            22.20                --                --
--------------------------------------------------------------

VALUE EQUITY

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  20.02             3,296        $       66
--------------------------------------------------------------
1999               18.58             3,333                62
--------------------------------------------------------------
2/23/99            17.52                --                --

                                       A3

INVESTORS

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  11.31            14,613        $      165
--------------------------------------------------------------
2/1/00             10.00                --                --
--------------------------------------------------------------

RISING DIVIDENDS

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  25.83            33,143        $      856
--------------------------------------------------------------
1999               26.62            10,416               277
--------------------------------------------------------------
2/23/99            24.22                --                --
--------------------------------------------------------------

MANAGED GLOBAL

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  21.02            16,170        $      340
--------------------------------------------------------------
2/1/00             23.21                --                --
--------------------------------------------------------------

LARGE CAP VALUE

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  10.59            27,079        $      287
--------------------------------------------------------------
2/1/00             10.00                --                --
--------------------------------------------------------------

                                       A4

HARD ASSETS

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  17.31               337        $        6
--------------------------------------------------------------
1999               18.33               497                 9
--------------------------------------------------------------
2/23/99            14.51                --                --
--------------------------------------------------------------

DIVERSIFIED MID-CAP

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $   9.89                --                --
--------------------------------------------------------------
10/2/00            10.00                --                --
--------------------------------------------------------------

RESEARCH

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  27.23            35,827        $      975
--------------------------------------------------------------
1999               28.78            10,661               307
--------------------------------------------------------------
2/23/99            23.91                --                --
--------------------------------------------------------------

CAPITAL GROWTH

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  17.63            21,555        $      380
--------------------------------------------------------------
1999               21.46             5,650               121
--------------------------------------------------------------
2/23/99            17.23                --                --
--------------------------------------------------------------

                                       A5

CAPITAL APPRECIATION

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  26.26            31,436        $      826
--------------------------------------------------------------
1999               31.26             5,832               182
--------------------------------------------------------------
2/23/99            25.37                --                --
--------------------------------------------------------------

SMALL CAP

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  18.86            60,739        $    1,146
--------------------------------------------------------------
1999               23.28            13,606               316
--------------------------------------------------------------
2/23/99            15.73                --                --
--------------------------------------------------------------

MID-CAP GROWTH

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  43.64            48,259        $    2,106
--------------------------------------------------------------
1999               40.71            10,373               422
--------------------------------------------------------------
2/23/99            22.79                --                --
--------------------------------------------------------------

STRATEGIC EQUITY

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  19.41            22,903        $      444
--------------------------------------------------------------
1999               22.37             3,862                86
--------------------------------------------------------------
2/23/99            13.78                --                --
--------------------------------------------------------------

                                       A6

SPECIAL SITUATIONS

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $   8.90                --                --
--------------------------------------------------------------
10/2/00            10.00                --                --
--------------------------------------------------------------

GROWTH

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  22.55            89,146        $    2,010
--------------------------------------------------------------
1999               29.16            27,642               806
--------------------------------------------------------------
2/23/99            18.48                --                --
--------------------------------------------------------------

DEVELOPING WORLD

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $   7.69            29,347        $      226
--------------------------------------------------------------
1999               11.72             5,500                64
--------------------------------------------------------------
2/23/99             7.00                --                --
--------------------------------------------------------------

PIMCO HIGH YIELD

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  10.15            20,732        $      210
--------------------------------------------------------------
1999            $  10.33             8,722        $       90
--------------------------------------------------------------
2/23/99            10.23                --                --
--------------------------------------------------------------

                                       A7

PIMCO STOCKSPLUS GROWTH
  AND INCOME

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  11.88            13,299        $      158
--------------------------------------------------------------
1999               13.24             3,634                48
--------------------------------------------------------------
2/23/99            11.47                --                --
--------------------------------------------------------------

INTERNATIONAL EQUITY

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  11.73            52,151        $      612
--------------------------------------------------------------
1999               15.97             8,033               128
--------------------------------------------------------------
2/23/99            10.26                --                --
--------------------------------------------------------------

ING VP WORLDWIDE GROWTH

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $   8.78               336        $        3
--------------------------------------------------------------
5/1/00             10.00                --                --
--------------------------------------------------------------

JENNISON

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $   7.87                --                --
--------------------------------------------------------------
5/1/00             10.00                --                --
--------------------------------------------------------------

                                       A8

SP JENNISON INTERNATIONAL GROWTH

--------------------------------------------------------------
                          STANDARD DEATH BENEFIT
--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $   8.57             2,995        $       26
--------------------------------------------------------------
10/2/00            10.00                --                --
--------------------------------------------------------------

                                       A9

      Separate Account Annual Charges of .90%:

All Cap

AUV at beginning of period                        11.65
AUV at end of period                              11.76
Number of units outstanding at end of period     55,362

Total AUV at end of period (in thousands)           651


Asset Allococation Growth

AUV at beginning of period                         9.39
AUV at end of period                               8.70
Number of units outstanding at end of period      7,139

Total AUV at end of period (in thousands)            62


Capital Appreciation

AUV at beginning of period                        26.26
AUV at end of period                              22.65
Number of units outstanding at end of period     46,988

Total AUV at end of period (in thousands)         1,064


Capital Growth

AUV at beginning of period                        17.63
AUV at end of period                              15.07
Number of units outstanding at end of period     71,346

Total AUV at end of period (in thousands)         1,075


Core Bond

AUV at beginning of period                        12.11
AUV at end of period                              12.30
Number of units outstanding at end of period     18,021

Total AUV at end of period (in thousands)           222


Developing World

AUV at beginning of period                         7.69
AUV at end of period                               7.22
Number of units outstanding at end of period     38,465

Total AUV at end of period (in thousands)           278


Diversified MidCap

AUV at beginning of period                         9.89
AUV at end of period                               9.15
Number of units outstanding at end of period      6,132

Total AUV at end of period (in thousands)            56


Equity Income

AUV at beginning of period                        25.36
AUV at end of period                              25.48
Number of units outstanding at end of period     31,320

Total AUV at end of period (in thousands)           798


Fully Managed

AUV at beginning of period                        27.62
AUV at end of period                              30.08
Number of units outstanding at end of period     39,680

Total AUV at end of period (in thousands)         1,194


Growth

AUV at beginning of period                        22.55
AUV at end of period                              15.59
Number of units outstanding at end of period    132,904

Total AUV at end of period (in thousands)         2,072


Janus Growth and Income

AUV at beginning of period                         9.96
AUV at end of period                               8.93
Number of units outstanding at end of period     32,527

Total AUV at end of period (in thousands)           290


ING VP Growth Opportunities

AUV at beginning of period                        10.78
AUV at end of period                               7.82
Number of units outstanding at end of period      1,330

Total AUV at end of period (in thousands)            10


Hard Assets

AUV at beginning of period                        17.31
AUV at end of period                              15.07
Number of units outstanding at end of period     26,881

Total AUV at end of period (in thousands)           405


PIMCO High Yield

AUV at beginning of period                        10.15
AUV at end of period                              10.30
Number of units outstanding at end of period     56,470

Total AUV at end of period (in thousands)           581


International Equity

AUV at beginning of period                        11.73
AUV at end of period                               8.98
Number of units outstanding at end of period     53,479

Total AUV at end of period (in thousands)           480


Internet TollkeeperSM

AUV at beginning of period                        10.00
AUV at end of period                               7.64
Number of units outstanding at end of period      4,138

Total AUV at end of period (in thousands)            32


Investors

AUV at beginning of period                        11.31
AUV at end of period                              10.73
Number of units outstanding at end of period     38,219

Total AUV at end of period (in thousands)           410


SP Jennison International Growth

AUV at beginning of period                         8.57
AUV at end of period                               5.44
Number of units outstanding at end of period     22,797

Total AUV at end of period (in thousands)           124


Large Cap Value

AUV at beginning of period                        10.59
AUV at end of period                              10.12
Number of units outstanding at end of period     77,937

Total AUV at end of period (in thousands)           789


Limited Maturity Bond

AUV at beginning of period                        18.84
AUV at end of period                              20.32
Number of units outstanding at end of period     70,078

Total AUV at end of period (in thousands)         1,424


Liquid Asset

AUV at beginning of period                        16.41
AUV at end of period                              16.89
Number of units outstanding at end of period    115,038

Total AUV at end of period (in thousands)         1,943


ING VP MagnaCap

AUV at beginning of period                        10.00
AUV at end of period                               9.39
Number of units outstanding at end of period      1,964

Total AUV at end of period (in thousands)            18


Managed Global

AUV at beginning of period                        21.02
AUV at end of period                              18.35
Number of units outstanding at end of period     84,214

Total AUV at end of period (in thousands)         1,545


MidCap Growth

AUV at beginning of period                        43.64
AUV at end of period                              33.03
Number of units outstanding at end of period     74,567

Total AUV at end of period (in thousands)         2,463


ING VP Worldwide Growth

AUV at beginning of period                         8.78
AUV at end of period                               7.08
Number of units outstanding at end of period     18,443

Total AUV at end of period (in thousands)           131


ProFund VP Europe 30

AUV at beginning of period                        10.00
AUV at end of period                               8.29
Number of units outstanding at end of period        746

Total AUV at end of period (in thousands)             6


ProFund VP SmallCap

AUV at beginning of period                        10.00
AUV at end of period                               9.46
Number of units outstanding at end of period        698

Total AUV at end of period (in thousands)             7


Jennison

AUV at beginning of period                         7.87
AUV at end of period                               6.35
Number of units outstanding at end of period      6,717

Total AUV at end of period (in thousands)            43


Real Estate

AUV at beginning of period                        28.25
AUV at end of period                              30.28
Number of units outstanding at end of period      4,235

Total AUV at end of period (in thousands)           128


Research

AUV at beginning of period                        27.23
AUV at end of period                              21.19
Number of units outstanding at end of period     78,637

Total AUV at end of period (in thousands)         1,666


Van Kampen Growth and Income (formerly Rising Dividends)

AUV at beginning of period                        25.83
AUV at end of period                              22.54
Number of units outstanding at end of period     38,906

Total AUV at end of period (in thousands)           877


Capital Guardian Small Cap

AUV at beginning of period                        18.86
AUV at end of period                              18.42
Number of units outstanding at end of period     96,856

Total AUV at end of period (in thousands)         1,784


ING VP SmallCap Opportunities

AUV at beginning of period                        10.00
AUV at end of period                               8.36
Number of units outstanding at end of period     16,287

Total AUV at end of period (in thousands)           136


Special Situations

AUV at beginning of period                          8.9
AUV at end of period                               8.38
Number of units outstanding at end of period      3,563

Total AUV at end of period (in thousands)            30


PIMCO StocksPLUS Growth and Income

AUV at beginning of period                        11.88
AUV at end of period                              10.42
Number of units outstanding at end of period     15,385

Total AUV at end of period (in thousands)           160


Strategic Equity

AUV at beginning of period                        19.41
AUV at end of period                              15.16
Number of units outstanding at end of period     21,915

Total AUV at end of period (in thousands)           332


Total Return

AUV at beginning of period                         21.4
AUV at end of period                              21.31
Number of units outstanding at end of period    104,593

Total AUV at end of period (in thousands)         2,229


Value Equity

AUV at beginning of period                        20.02
AUV at end of period                              18.96
Number of units outstanding at end of period      8,978

Total AUV at end of period (in thousands)           170

--------------------------------------------------------------------------------
                                   APPENDIX B
--------------------------------------------------------------------------------

                  DESCRIPTION OF UNDERLYING INVESTMENT OPTIONS

--------------------------------------------------------------------------------
THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this Appendix. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.

PLEASE KEEP IN MIND THE INVESTMENT RESULTS OF THE INVESTMENT PORTFOLIOS ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS RESPECTIVE INVESTMENT OBJECTIVE. SHARES OF THE PORTFOLIOS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIOS. SHARES OF THE PORTFOLIOS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940.

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

THE GCG TRUST

All Cap        INVESTMENT OBJECTIVE
               Capital appreciation through investment in securities which the Portfolio Manager believes have above-average capital appreciation potential

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities of U.S. companies of any size. Uses fundamental analysis to select securities of individual companies which offer greatest potential for capital appreciation across industries to reduce risk. Emphasis is on companies whose stock prices appear undervalued; special situations that may increase earnings or market price of the company's shares; growth potential due to technological advances, new products or services; or other significant new developments that may enhance future earnings.

               The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and may affect the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Small and Mid-Cap Company Risk, Undervalued Securities Risk and Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. SMALL AND MID-CAP COMPANY RISK refers to the risk that such companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. UNDERVALUED SECURITIES RISK refers to the risk that the market value of an undervalued security may not rise, or may fall, if certain anticipated events do not occur or if investor perceptions about the security do not improve. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers

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                    and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Salomon Brothers Asset Management Inc

Capital        INVESTMENT OBJECTIVE
Appreciation   Long-term capital growth

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities believed to be undervalued relative to an issuer's current or projected earnings; relative to current market values of an issuer's assets; or relative to equity markets generally.

               The Portfolio also may invest in preferred stocks and debt instruments that are consistent with its investment objective for their potential growth of capital and not for their ability to generate income, and up to 25% of its assets in foreign securities.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Value Investing Risk, and Foreign Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: A I M Capital Management, Inc.

Capital Growth INVESTMENT OBJECTIVE
               Long-term total return.

               PRINCIPAL STRATEGIES
               Invests primarily in common stocks of middle capitalization companies with market capitalizations of up to $5 billion. Focus is on companies believed to offer superior relative earnings growth potential.

               The Portfolio Manager applies a growth-oriented investment philosophy defined by its early recognition of change, commitment to fundamental research, and emphasis on stock selection.

               The Portfolio also may invest in securities of larger companies, and may invest a substantial portion of its assets in securities issued by small, small-cap and mid-cap companies, which may offer greater opportunities for share price increase than larger companies. Equity and debt securities in which the Portfolio normally invests include common and preferred stocks, convertible securities, bonds, and notes.

               The Portfolio also may invest in foreign securities (including in emerging or developing markets); foreign currencies, options; lower-quality, high yielding debt securities (commonly called "junk bonds"); "zero-coupon" bonds; "payment-in-kind" bonds, and engage in short sales of securities it expects to decline in price. At times the Portfolio may invest more than 25% of its assets in securities of issuers in one or more market sectors if the investment return available justifies any additional risk associated with heavily investing in that sector.

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               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Foreign Investment Risk, Small and Mid-Cap Company Risk, High-Yield Bond Risk, and Industry Concentration Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. SMALL AND MID-CAP COMPANY RISK refers to the risk that smaller companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but also typically have greater potential volatility and principal and income risk. INDUSTRY CONCENTRATION RISK refers to the risk that a portfolio that invests primarily in securities of companies in a particular market sector may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Alliance Capital Management, L.P.

Capital        INVESTMENT OBJECTIVE
Guardian       Long-term capital appreciation
Small Cap
               PRINCIPAL STRATEGIES
               Invests at least 80% of its total assets in equity securities of small capitalization ("small-cap") companies that have total market capitalizations equal to those within a universe of S & P
               SmallCap 600 Index stocks. May also invest up to 20% of its assets in companies outside of this range.

               Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights. The Portfolio may also hold up to 15% of its assets in money market instruments and repurchase agreements.

               Invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market that may still be in the developmental stage; older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets; or companies that may provide products or services with a high unit volume growth rate.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Small Company Risk, and OTC Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may

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               involve greater risk.

               INVESTMENT MANAGER: Directed Services, Inc

               PORTFOLIO MANAGER: Capital Guardian Trust Company

Core Bond      INVESTMENT OBJECTIVE
               Maximum total return, consistent with preservation of capital and prudent investment management

               PRINCIPAL STRATEGIES
               Under normal circumstances, invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Portfolio Manager's forecast for interest rates.

               Invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by the Portfolio Manager to be of comparable quality. May invest up to 20% of its assets in securities denominated in foreign currencies, and beyond this limit in U.S. dollar-denominated securities of foreign issuers, including Yankees and Euros. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to foreign currency fluctuations. Normally hedges at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

               The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies; may lend its portfolio securities to brokers, dealers and other financial institutions to earn income; and may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Interest Rate Risk, Issuer Risk, Credit Risk, Foreign Investment Risk, Currency Risk, Derivative Risk, Liquidity Risk, Mortgage Risk, and Leveraging Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. ISSUER RISK refers to the risk that the value of a security may decline for a number of reasons which are directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. CURRENCY RISK refers to the risk that changes in currency exchange rates may affect foreign securities held by the portfolio and may reduce the returns of the portfolio. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. LIQUIDITY RISK refers to the risk that investments in illiquid securities may reduce the portfolio's returns because it may be unable to sell the illiquid securities at an advantageous time or price. MORTGAGE RISK refers to the risk that rising interest rates tend to extend the duration of

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                    mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-related securities are subject to prepayment risk, which may require a portfolio to reinvest that money at lower prevailing interest rates, thus reducing the portfolio's returns. LEVERAGING RISK refers to the risk that that the use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Pacific Investment Management Company LLC

Developing     INVESTMENT OBJECTIVE
World          Capital appreciation

               PRINCIPAL STRATEGIES
               Invests primarily in the equity securities of companies in "emerging market countries." Normally invests in at least six emerging market countries with no more than 35% of its assets in any one country. Emerging market countries are those that are identified as such in the Morgan Stanley Capital International Emerging Markets Free Index, or the International Finance Corporation Emerging Market Index, or by the Portfolio Manager because they have a developing economy or because their markets have begun a process of change and are growing in size and/or sophistication.

               Investment process seeks to deliver superior risk-adjusted returns using fundamental analysis to evaluate key investment drivers at both the country and company level to identify unrecognized growth opportunities. Equity securities in which the Portfolio invests are primarily common stocks, but may also include other types of equity and equity derivative securities. May invest 10% in debt securities rated below investment-grade.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Emerging Market Risk, and Foreign Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to, investing in foreign issuers in general. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Baring International Investment Limited

Diversified    INVESTMENT OBJECTIVE
Mid-Cap        Long-term growth of capital.

               PRINCIPAL STRATEGIES
               Normally invests in primarily in common stocks. Normally invests at least 80% of its assets in securities of companies with medium market capitalizations (i.e., equaling or exceeding $250 million and similar to the top range of the Russell Midcap or Standard & Poor's MidCap 400 Indexes at time of investment). May also invest in companies with smaller or larger market capitalizations and in securities of foreign issuers in addition to securities of domestic issuers.

               The Portfolio Manager is not constrained by any particular investment style and at any given time,

                                       B5
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               may buy "growth" stocks or "value" stocks, or a combination of both types. Relies on fundamental analysis to evaluate the current financial condition, industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. Statistical models are then used to further evaluate growth potential, valuation, liquidity and investment risk. Focus is on securities that offer strong opportunities for long-term growth of capital and are attractively valued. May use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease exposure to changing security prices or other factors that affect security values.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Value Investing Risk, Small Company Risk, Foreign Investment Risk, and Derivative Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Fidelity Management & Research Company

Equity Growth  INVESTMENT OBJECTIVE
               Long-term capital appreciation.

               PRINCIPAL STRATEGIES
               Invests primarily in growth-oriented equity securities of large capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. Invests primarily in companies with market capitalizations of $10 billion or more that exhibit strong earnings growth. Emphasizes individual security selection and may focus the Portfolio's holdings within the limits permissible for a diversified fund. Under normal circumstances, invests at least 80% of its net assets in equity securities.

               The Portfolio Manager follows a flexible investment program in looking for companies with above-average capital appreciation potential, focusing on companies with consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Price Volatility Risk, and Foreign Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a

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                    security held by a portfolio may fall due to changing
                    economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. PRICE VOLATILITY RISK refers to the risk that the value of the portfolio changes as the prices of its investments go up and down. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments and higher transaction costs.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Van Kampen

Equity Income  INVESTMENT OBJECTIVE
               Substantial dividend income as well as long-term growth of capital.

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

               The Portfolio Manager typically employs a "value" approach in selecting investments, seeking companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. In selecting investments, the Portfolio Manager generally looks for companies with an established operating history, above-average dividend yield relative to the S&P 500; low price/earnings ratio relative to the S&P 500; a sound balance sheet and other positive financial characteristics; and low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

               Invests primarily in U.S. common stocks, but may also invest in other securities, including foreign securities, debt securities, and futures and options in keeping with its objective. May also invest in shares of the T. Rowe Price Reserve Investment Funds, Inc., an internally managed money market fund of T. Rowe Price; and may invest in securities that do not meet its normal criteria when perceives unusual opportunity for gain.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, and Value Investing Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: T. Rowe Price Associates, Inc.

Focus Value    INVESTMENT OBJECTIVE
               Long-term growth of capital

               PRINCIPAL STRATEGIES
               Invests primarily in a diversified portfolio consisting of equity securities believed to be undervalued relative to its assessment of the current or prospective condition of the issuer.

               The Portfolio may invest in securities that are selling at a substantial discount to their intrinsic value, as measured by such factors as price-to-book ratio, price-to-earnings ratio and cash flow; securities that are undervalued relative to prevailing market ratios; in securities of companies or institutions that are experiencing poor operating conditions; or in debt securities of any maturity.

               Although not principal strategies, the Portfolio may invest at time of purchase, up to 10% of its total

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               asset value in high yield debt securities that are rated below investment grade, commonly called "junk bonds;" up to 10% of its total assets in the equity and fixed income securities of foreign issuers; and in debt securities issued or guaranteed by foreign government entities, commonly known as "sovereign debt securities."

               Normally invests a portion of its investments in short-term debt securities and cash or cash equivalents (including repurchase agreements) when unable to find attractive equity or long-term debt securities; to reduce exposure to these markets temporarily; or to meet redemptions. Short-term investments may limit the potential for an increase in the value of the Portfolio.

               The Portfolio may also invest up to 15% of its net assets in illiquid securities; borrow amounts up to 20% of its total assets from banks as a temporary measure for extraordinary or emergency purposes; and may write (i.e., sell) covered call options not exceeding 10% of its total assets and enter into closing transactions with respect to these options.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Risks of Securities of Issuers with Financial and Economic Problems, and Debt Securities Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. MORTGAGE RISK refers to the risk that rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-related securities are subject to prepayment risk, which may require a portfolio to reinvest that money at lower prevailing interest rates, thus reducing the portfolio's returns. RISK OF SECURITIES OF ISSUERS WITH FINANCIAL AND ECONOMIC PROBLEMS refers to the risk that investments in securities of issuers in weak financial condition or experiencing poor operating results involves a high degree of risk of substantial and, at times, even total loss. These securities may not be widely traded and are subject to abrupt and rapid market movement and above average volatility. DEBT SECURITIES RISK refers to the risks inherent in investing in debt securities, such as bonds. These risk include credit risk (the risk that the borrower will not make timely payments of principal and interest); and interest rate risk (the risk that the value of the security may fall when interest rates rise).

               The Portfolio also may be subject, to a lesser extent, to the following general risks, which are described in more detail in the prospectus: FOREIGN INVESTMENT RISK; BORROWING AND LEVERAGE RISK; SECURITIES LENDING RISK, WRITING COVERED CALL OPTIONS RISK, JUNK BOND RISK, CALL AND REDEMPTION RISK; SOVEREIGN DEBT RISK; ILLIQUID SECURITIES RISK; RESTRICTED SECURITIES RISK; AND RULE 144A RISK.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Mercury Advisors

Fully Managed  INVESTMENT OBJECTIVE
               Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk

               PRINCIPAL STRATEGIES
               Pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. Uses a value approach to reduce risk and maximize gains. Invests primarily in common stocks of established companies that are believed to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. Remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, foreign securities, futures, and options on securities, financial indices and foreign currencies as a cash management tool.

               Also may invest in short-term U.S. dollar-denominated obligations of foreign banks if, at the time of purchase, such banks have more than $1 billion in assets. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs

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               and could detract from the Portfolio's performance. The Portfolio may purchase securities that do not meet its normal investment criteria when perceives unusual opportunity for gain.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Call Risk, Value Investing Risk, and Allocation Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. ALLOCATION RISK refers to the risk that a portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: T. Rowe Price Associates, Inc.

Fundamental    INVESTMENT OBJECTIVE
Growth         Long-term growth of capital

               PRINCIPAL STRATEGIES
               Invests in a diversified portfolio consisting primarily of common stocks. Generally invests at least 65% of its total assets in the following equity securities: common stock; convertible preferred stock; securities convertible into common stock; and rights to subscribe to common stock.

               Emphasizes common stocks of companies with medium to large stock market capitalization ($500 million or more) that have above-average rates of earnings growth. May invest up to 10% of its total assets in securities issued by foreign companies, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing interests in securities of foreign companies. The Portfolio's restriction limiting investments in foreign securities to 10% of total assets does not include ADRs. The Portfolio may also lend portfolio securities.

               Normally invests a portion of its assets in short-term debt securities, such as commercial paper, and may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or government and money market securities when the Portfolio Manager is unable to find enough attractive equity investments and to reduce exposure to equities when it is deemed advisable to do so on a temporary basis, and to meet redemptions. Short-term investments and temporary defensive positions may limit the potential to achieve its goal of long-term growth of capital.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Foreign Investment Risk, Securities Lending Risk and Derivatives Risk

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of

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                    adequate company information, differences in the way
                    securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. SECURITIES LENDING RISK refers to the risk that there may be a delay in receiving additional collateral if value of securities loaned decreases, delay in recovering securities loaned or even loss of rights to collateral if the borrower fails financially.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Mercury Advisors

Global         INVESTMENT OBJECTIVE
Franchise      Long-term capital appreciation

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. Emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, invests in securities of issuers from at least three different countries, which may include the United States.

               Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the belief that intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

               The Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Foreign Investment Risk, Emerging Market Risk, Price Volatility Risk, Derivative Risk, Diversification Risk and Small Company Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. PRICE VOLATILITY RISK refers to the risk that the value of the portfolio changes as the prices of its investments go up and down. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because

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                    they have fewer financial resources, and limited product and market diversification.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Van Kampen

Growth         INVESTMENT OBJECTIVE
               Capital appreciation

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies; without limit in foreign equity and debt securities (including in emerging or developing markets); up to 35% of its net assets in high-yield bonds; and in forward foreign currency contracts, futures and options.

               The Portfolio Manager applies a "bottom up" approach in choosing investments in companies with earnings growth potential. If the Portfolio Manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Small Company Risk, Foreign Investment Risk and High Yield Bond Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Janus Capital Management LLC

Hard Assets    INVESTMENT OBJECTIVE
               Long-term capital appreciation

               PRINCIPAL STRATEGIES
               Invests at least 80% of its assets in the equities of producers of commodities. May invest in equity securities and debt securities of hard asset companies, including structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of commodities.

               Also may invest in securities of foreign issuers (including up to 35% in South Africa); ompanies not engaged in natural resources/hard asset activities; investment-grade corporate debt; U.S. government or foreign obligations; money market instruments; repurchase agreements; special

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               classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country; derivatives; and equity securities listed on the U.S. or foreign securities exchanges or traded over-the-counter. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance. The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Hard Asset Risk, Sector Concentration Risk, Industry Concentration Risk, OTC Investment Risk, Foreign Investment Risk, Emerging Market Risk and Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. HARD ASSET RISK refers to the risk that the production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. SECTOR CONCENTRATION RISK refers to the risk that, to the extent a portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the portfolio than it would on a fund that has not concentrated its investment. INDUSTRY CONCENTRATION RISK refers to the risk that a portfolio that invests primarily in securities of companies in a particular market sector may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Baring International Investment Limited

International  INVESTMENT OBJECTIVE
Enhanced       Total return from long-term capital growth and income
EAFE
               PRINCIPAL STRATEGIES
               Under normal conditions, invests at least 80% of its total assets in a broad portfolio of equity securities of established foreign companies of various sizes, including foreign subsidiaries of U.S. companies, based in countries represented in the Morgan
               Stanley Capital International, Europe, Australia and Far East
               Index (the "EAFE Index"). The EAFE Index is a widely recognized benchmark of the world's stock markets (excluding the United
               States). Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to purchase common stocks. These investments may take the form of depositary receipts.

               Investment process emphasizes stock selection as the primary source of returns. Emphasis is on `bottom-up' security selection driven by fundamental research and analysis and extensive direct contact with company management. The Portfolio Manager, completes the process by using

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               disciplined portfolio construction and formal risk control techniques to build a portfolio that reflects its stock selection ideas, while also seeking to manage risk relative to the EAFE Index.

               The Portfolio Manager will seek to diversify the Portfolio by investing in at least three issuers in several countries other than the United States, but may invest a substantial part of its assets in just one country. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

               Although the Portfolio invests primarily in equities of companies based in countries that are represented in the EAFE Index, it may also invest up to 20% of its assets in other types of securities, including companies or governments in developing countries; investment grade debt securities rated of Baa or higher by Moody's Investors Service, Inc.("Moody's"), BBB or higher by Standard & Poor's Corporation ("S&P") or the equivalent by another national rating organization or unrated securities of comparable quality; debt securities denominated in currencies other than U.S. dollar or issued by a single foreign government or international organization, such as the World Bank; high-quality money market instruments and repurchase agreements.

               To temporarily defend its assets, the Portfolio may invest any amount of its assets in high-quality money market instruments and repurchase agreements. Where capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries. The Portfolio may invest in derivatives to hedge various market risks or to increase the Portfolio's income or gain. The Portfolio is not diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Foreign Investment Risk, Emerging Market Risk, Small Company Risk, Unsponsored Depositary Receipts Risk, Convertible and Fixed Income Securities Risk, Closed-End Investment Company Risk, Derivative Risk, Defensive Investing Risk and Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. UNSPONSORED DEPOSITARY RECEIPTS RISK refers to the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. CONVERTIBLE AND FIXED INCOME SECURITIES RISK refers to the risk that the market value of convertible securities and fixed income securities tends to decline as interest rates increase and increase as interest rates decline. Such a drop could be worse if the portfolio invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Securities that are rated Baa by Moody's or BBB by S&P may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist. CLOSED-END INVESTMENT COMPANY RISK refers to the risk that investments in closed-end investment companies may entail added expenses such as additional management fees and trading costs. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. DEFENSIVE INVESTING RISK refers to the risk

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PORTFOLIO      DESCRIPTION
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                    that investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including where the portfolio is investing for temporary defensive purposes, could reduce the portfolio's potential returns. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: J.P. Morgan Fleming Asset Management (London) Limited

International  INVESTMENT OBJECTIVE
Equity         Long-term growth of capital

               PRINCIPAL STRATEGIES
               Under normal conditions, invests at least 80% of its net assets in equity securities of issuers located in countries outside of the United States.

               Equity securities may include common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when believed to present attractive investment opportunities and also may invest up to 20% of its assets in securities of U.S. issuers, including investment-grade debt securities. The Portfolio invests primarily in equity securities of larger companies, but may also invest in small- and medium-sized companies.

               The Portfolio Manager will invest at least 65% of the Portfolio in assets of companies which, based upon a fundamental analysis of a company's earning prospects, it believes will experience faster earnings per share growth than that of other companies in one or more of the same market, sector, or industry.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Foreign Investment Risk, Medium and Small Company Risk, Liquidity Risk, Debt Securities Risk, Emerging Market Risk, and Market Trends Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that it invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. MEDIUM AND SMALL COMPANY RISK refers to the risk that these companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. LIQUIDITY RISK refers to the risk that a portfolio's investments in illiquid securities may reduce the returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. DEBT SECURITIES RISK refers to the risks inherent in investing in debt securities, such as bonds. These risk include credit risk (the risk that the borrower will not make timely payments of principal and interest); and interest rate risk (the risk that the value of the security may fall when interest rates rise). EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. MARKET TRENDS RISK refers to the risk that from time to time, the stock market may not favor the securities in which the Portfolio invests.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: ING Investments, LLC

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Internet       INVESTMENT OBJECTIVE
TollkeeperSM * Long-term growth of capital

*"Internet     PRINCIPAL STRATEGIES
TollkeeperSM"  Invests, under normal circumstances, at least 80% of its net
is a service   assets plus any borrowings for investment purposes (measured at
mark of        time of investment) in equity investments of "Internet
Goldman, Sachs Tollkeeper" companies. Internet Tollkeeper companies are
& Co. Goldman, companies in the media, telecommunications, technology and
Sachs & Co.    Internet sectors, which provide access, infrastructure, content
has licensed   and services to Internet companies and Internet users, and which
the service    generally have predictable, sustainable or recurring revenue
mark to        streams. The Portfolio may invest in companies that merely have
Directed       an Internet site or sell some products over the Internet as part
Services,      of the Portfolio's 20% basket of securities which are not or may
Inc. to use    not be defined as Internet Tollkeepers.
in connection
with the       Because the Portfolio concentrates its investments in Internet
Portfolio.     Tollkeeper companies, the Portfolio's performance may be
               substantially different from the returns of the broader stock market and of "pure" Internet funds. The Portfolio may participate significantly in the initial public offering ("IPO") market; invest up to 35% of its total assets in companies whose rapid adoption of an Internet strategy is expected to improve their cost structure, revenue opportunities or competitive advantage and Internet-based companies believed to exhibit a sustainable business model; and invest up to 25% of its total assets in foreign securities, including securities of issuers in emerging markets or countries and securities quoted in foreign currencies.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Interest Rate Risk, Credit Default Risk, Internet Risk, IPO Risk, Industry Concentration Risk, Price Volatility Risk, Growth Investing Risk, Foreign Investment Risk, Emerging Market Risk, Stock Risk, Derivative Risk, Liquidity Risk, and REIT Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT DEFAULT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. IPO RISK refers to the risk that Initial Public Offerings or "IPOs" may be more volatile than other securities, and may have a magnified impact on the portfolio during the start-up phase when the portfolio's asset base is relatively small. INDUSTRY CONCENTRATION RISK refers to the risk that a portfolio that invests primarily in securities of companies in a particular market sector may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector. PRICE VOLATILITY RISK refers to the risk that the value of the Portfolio changes as the prices of its investments go up and down. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET Risk refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. STOCK RISK refers to the risk that stock prices have historically risen and fallen in periodic cycles. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. LIQUIDITY RISK refers to the risk that a portfolio's investments in illiquid securities may reduce the returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. REIT RISK refers to the risk that investing in Real Estate Investment Trusts or "REITs"

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                    involves certain unique risks in addition to those risks
                    associated with investing in the real estate industry in general, including more abrupt or erratic price movements and lack of market liquidity. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co.

Investors      INVESTMENT OBJECTIVE
               Long-term growth of capital. Current income is a secondary objective.

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities of U.S. companies. May also invest in other equity securities, and to a lesser degree, in income producing securities such as debt securities.

               Emphasizes individual security selection while spreading investments across industries, which may help to reduce risk. Portfolio Manager's bottom-up approach focuses on identifying established large capitalization companies with over $5 billion in market capitalization, and companies with solid growth potential at reasonable values. The Portfolio Manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Call Risk, Maturity Risk, and Growth Investing Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay, its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income. MATURITY RISK refers to the risk that the average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price. Fixed income securities with longer maturities will be more volatile than fixed income securities with shorter maturities. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

               INVESTMENT MANAGER
               Directed Services, Inc.

               PORTFOLIO MANAGER
               Salomon Brothers Asset Management Inc.

J.P. Morgan    INVESTMENT OBJECTIVE
Fleming Small  Capital growth over the long term
Cap Equity
               PRINCIPAL STRATEGIES
               Under normal market conditions, invests at least 80% of its total assets in equity securities of small-cap companies with market capitalization equal to those within a universe of Standard &
               Poor's SmallCap 600 Index stocks.

               Focuses on companies with high quality management; a leading or dominant position in a major product line, new or innovative products, services or processes; a strong financial position; and a

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PORTFOLIO      DESCRIPTION
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               relatively high rate of return of invested capital available for financing future growth without borrowing extensively from outside sources. The Portfolio Manager uses a disciplined stock selection process, which focuses on identifying attractively valued companies with positive business fundamentals. The Portfolio combines growth and value investing.

               The Portfolio may invest up to 20% of its total assets in: foreign securities, including depositary receipts; convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock; and high-quality money market instruments and repurchase agreements.

               The Portfolio may invest in real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate; and in derivatives to hedge various market risks or to increase the Portfolio's income or gain. The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Small Company Risk, Foreign Investment Risk, Unsponsored Depository Risk, Convertible Securities Risk, REIT Risk, Derivative Risk, and Defensive Investing Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. These risks increase when investing in issuers located in developing countries. UNSPONSORED DEPOSITARY RECEIPTS RISK refers to the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. CONVERTIBLE SECURITIES RISK refers to the risk that the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline, and their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. REIT RISK refers to the risk that the value of REITs will depend on the value of the underlying properties or underlying loans; REITS may decline when interest rates rise; the value of a REIT will also be affected by the real estate market and by management of the REIT's underlying properties; and REITs may be more volatile or illliquid than other types of securities. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. DEFENSIVE INVESTING RISK refers to the risk that investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including when investing for temporary defensive purposes, could reduce the portfolio's returns.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: J.P. Morgan Fleming Asset Management (USA)
               Inc.

Janus Growth   INVESTMENT OBJECTIVE
and Income     Long-term capital growth and current income

               PRINCIPAL STRATEGIES
               Normally emphasizes investments in common stocks. Normally invests up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities believed to have income potential. Because of this investment strategy, the Portfolio is not

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PORTFOLIO      DESCRIPTION
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               designed for investors who need consistent income.

               The Portfolio Manager shifts assets between the growth and income components of the Portfolio based on the its analysis of relevant market, financial and economic conditions. If the Portfolio Manager believes that growth securities will provide better returns than the yields available or expected on income-producing securities, the Portfolio will place a greater emphasis on the growth component. The growth component of the Portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential. The income component of the Portfolio will consist of securities that the Portfolio Manager believes have income potential, including equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Portfolio if they currently pay dividends or the Portfolio Manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

               The Portfolio may also invest in debt securities; without limit in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets); high-yield bonds (up to 35%) of any quality; index/structured securities; options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid investments (up to 15%); special situation companies; and in cash or similar investments when market conditions are unfavorable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Maturity Risk, Growth Investing Risk, Foreign Investment Risk, High Yield Bond Risk, and Special Situations Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. MATURITY RISK refers to the risk that the average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price. Fixed income securities with longer maturities will be more volatile than fixed income securities with shorter maturities. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. SPECIAL SITUATIONS RISK refers to the risk that investments in special situations companies may not appreciate if an anticipated development does not occur or does not attract anticipated attention.

               An investment in the Portfolio may also be subject to the following additional non-principal risks which are described in detail in the prospectus: Derivative Risk, Sector Risk, Small Company Risk, and Call Risk.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Janus Capital Management LLC

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Large Cap      INVESTMENT OBJECTIVE
Value          Long-term growth of capital and income

               PRINCIPAL STRATEGIES
               Under normal market conditions, invests at least 80% of its assets in equity and equity-related securities of companies with market capitalization greater than $1 billion at the time of investment.

               In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, and Growth Investing Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

               INVESTMENT MANAGER
               Directed Services, Inc.

               PORTFOLIO MANAGER
               Capital Guardian Trust Company

Limited        INVESTMENT OBJECTIVE
Maturity Bond  Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

               PRINCIPAL STRATEGIES
               Invests primarily in a diversified portfolio of limited maturity debt securities. These short- to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rapidly rising interest rates may be shortened to one year or less. The Portfolio Manager utilizes a decision making process based on active duration management; yield curve analysis; sector selection; and security selection.

               Invests in non-government securities only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Portfolio Manager determines that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined to be of comparable quality by the Portfolio Manager. In addition, may purchase private placements of debt securities (which are often restricted securities) along with other illiquid securities, subject to appropriate limits. The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Issuer Risk, Credit Risk, and Call Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or

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PORTFOLIO      DESCRIPTION
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                    disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. ISSUER RISK refers to the risk that the value of a security may decline for a number of reasons which are directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay, its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: ING Investment Management LLC

Liquid Asset   INVESTMENT OBJECTIVE
               High level of current income consistent with the preservation of capital and liquidity

               PRINCIPAL STRATEGIES
               The Portfolio Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of principal, liquidity and yield, in order of importance, to achieve this goal.

               At least 95% of the Portfolio's investments must be rated in the highest short-term ratings category (or determined to be of comparable quality by the Portfolio Manager) and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio. The average maturity of the Portfolio's securities may not exceed 90 days and the maturity of any individual security may not exceed 397 days. At the time of purchase, no more than 5% of total assets may be invested in the securities of a single issuer. In addition, no more than 10% of total assets may be subject to demand features or guarantees from a single institution. The 10% demand feature and guarantee restriction is applicable to 75% of total assets subject to certain exceptions. The Portfolio may invest in U.S. dollar-denominated money market instruments.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Income Risk, Interest Rate Risk, and Credit Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due.

               AN INVESTMENT IN THE LIQUID ASSET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO, AND THE PORTFOLIO MANAGER CANNOT ASSURE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.

               INVESTMENT MANAGER
               Directed Services, Inc.

               PORTFOLIO MANAGER
               ING Investment Management LLC

Managed Global INVESTMENT OBJECTIVE
               Capital appreciation. Current income is only an incidental consideration.

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PORTFOLIO      DESCRIPTION
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               PRINCIPAL STRATEGIES
               Invests primarily in common stocks traded in securities markets throughout the world. The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.

               In unusual market circumstances where the Portfolio Manager believes that foreign investing may be unduly risky, all of the Portfolio's assets may be invested in the United States. The Portfolio may hold a portion of its assets in cash or money market instruments; and may invest in any type of company, large or small, with earnings showing relatively strong growth trend, or in a company in which significant further growth is not anticipated but whose securities are thought to be undervalued, and also in small and relatively less well known companies.

               The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Emerging Market Risk, Small Company Risk, Foreign Investment Risk, and Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Capital Guardian Trust Company

Mid-Cap        INVESTMENT OBJECTIVE
Growth         Long-term growth of capital

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") believed to have above-average growth potential.

               The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap Growth Index at the time of investment. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

               The Portfolio uses a bottom-up investment style in managing the Portfolio.

               The Portfolio may invest in foreign securities (including emerging markets securities), and may have

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PORTFOLIO      DESCRIPTION
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               securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance. The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Mid-Cap Company Risk, OTC Investment Risk, Growth Investing Risk, Foreign Investment Risk, Emerging Market Risk, Diversification Risk, High Yield Bond Risk and Short Sales Risk

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. MID-CAP COMPANY RISK refers to the risk that investment in mid-cap companies entails greater risk than investing in larger, more established companies because they have more narrow product lines, more limited financial resources and a more limited trading market for their stocks. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. SHORT SALES RISK refers to the risk that the potential loss on a short sale may exceed the entire amount of the collateral deposited.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Real Estate    INVESTMENT OBJECTIVE
               Capital appreciation. Current income is a secondary objective.

               PRINCIPAL STRATEGIES
               Invests at least 80% of its assets in equity securities of companies in the real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").

               Focus is on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions. Securities are generally selected for long-term investment. The majority of the Portfolio's assets are invested in companies that have at least 50% of their assets in, or that derive at least 50% of their revenues from, the following sectors of the real estate industry: ownership (including listed real estate investment trusts); construction and development; asset sales; property management or sale; and other related real estate services. The Portfolio may invest more than 25% of its assets in any of the above sectors.

               The Portfolio also may invest in equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry; financial institutions which issue or service

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PORTFOLIO      DESCRIPTION
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               mortgages; and securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued. The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Real Estate Risk, Industry Concentration Risk, and
               Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. REAL ESTATE RISK refers to the risk that, although the portfolio will not invest in real estate directly, it may invest in real estate industry companies, including real estate investment trusts ("REITs"). As a result, the portfolio may be subject to certain risks associated with direct ownership of real estate and the real estate industry in general, including declines in the value of real estate, adverse changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, tenant credit worthiness and ability to meet rent obligations, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, and increase in interest rates. INDUSTRY CONCENTRATION RISK refers to the risk that a portfolio that invests primarily in securities of companies in a particular market sector may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Van Kampen

Research       INVESTMENT OBJECTIVE
               Long-term growth of capital and future income

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts). Focus is on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size, and its investments may include securities traded on securities exchanges or in the over-the-counter markets.

               The Portfolio may invest in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may engage in active and frequent trading to achieve its principal investment stategies, which increases transaction costs and could detract from the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, OTC Investment Risk and Foreign Investment Risk, High Yield Bond Risk and Frequent Trading Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons,

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PORTFOLIO      DESCRIPTION
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                    including changes in currency exchange rates, unstable
                    political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. FREQUENT TRADING RISK refers to the risk that active and frequent trading increases transactions costs, which detract from performance.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Special        INVESTMENT OBJECTIVE
Situations     Capital appreciation

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities selected for their capital appreciation potential. The Portfolio Manager applies a bottom-up investment approach to select stocks of "special situation" companies believed to have been overlooked or undervalued by other investors. A "special situation" arises when, in the Portfolio Manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. Special situations may also result from (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. The Portfolio Manager pays particular attention to companies that it thinks have high free cash flows.

               The Portfolio is non-diversified and may hold larger positions in a smaller number of securities than a diversified fund. The Portfolio may also invest in debt securities; foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets); high-yield bonds (up to 35%) of any quality; index/structured securities; options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return; securities purchased on a when-issued, delayed delivery or forward commitment basis; and illiquid investments (up to 15%). Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Small Company Risk, Foreign Investment Risk, High Yield Bond Risk, Special Situations Risk, and Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. SPECIAL SITUATIONS RISK refers to the risk that investments in special situations companies may not appreciate if an anticipated

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PORTFOLIO      DESCRIPTION
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                    development does not occur or does not attract the
                    anticipated attention. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               Investment in the Portfolio may also be subject to the following non-principal risks, which are described in more detail in the prospectus: Derivative Risk, and Sector Concentration Risk.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Janus Capital Management LLC

Strategic      INVESTMENT OBJECTIVE
Equity         Capital appreciation

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its net assets in securities of mid-cap companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in theRussell Midcap Index.

               Under Normal conditions, the top 10 holdings may comprise up to 40% of total assets. The Portfolio may also invest up to 25% of its total assets in foreign securities. In complying with the 80% requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments that have economic characteristics similar to the Portfolio's direct investments, such as warrants, futures, options, exchange-traded funds and ADRs. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

               Focuses on companies believed likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The Portfolio Manager usually sells a particular security when any of those factors materially changes. As a result of the Portfolio's investment strategy, the market prices of many of the securities purchased and held by the Portfolio may fluctuate widely. Any income received from securities held by the Portfolio is incidental.

               The Portfolio's strategy does not preclude investment in large, seasoned companies that the Portfolio Manager believes possess superior potential returns similar to companies with formative growth profiles, or in established smaller companies (under $500 million in market capitalization) which may offer exceptional value based upon substantially above-average earnings growth potential relative to market value.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Small Company Risk, Foreign Investment Risk, Mid-Cap Company Risk, and Derivative Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. MID-CAP COMPANY RISK refers to the risk that investment in mid-cap companies entails greater risk than investing in larger, more established companies because they have more narrow product lines, more limited financial resources and a more limited trading market for their stocks. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying

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PORTFOLIO      DESCRIPTION
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                    securities, including imperfect correlation between the
                    value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: A I M Capital Management, Inc.

Total Return   INVESTMENT OBJECTIVE
               Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

               PRINCIPAL STRATEGIES
               The Portfolio is a "balanced fund" that invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities), such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and at least 25%, but not more than 60%, of its net assets in non-convertible fixed income securities.

               The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. Portfolio Manager uses fundamental analysis to select equity securities believed to be undervalued.

               The Portfolio may invest up to 20% of its assets in foreign securities, including securities of companies in emerging or developing markets, up to 20% of its assets in lower rated nonconvertible fixed income securities and comparable unrated securities; and may invest with no limitation in mortgage pass-through securities and American Depositary Receipts. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Call Risk, Allocation Risk, Convertible Securities Risk, , Undervalued Securities Risk, High Yield Bond Risk, Foreign Investment Risk, Maturity Risk and Liquidity Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay, its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income. ALLOCATION RISK refers to the risk that a portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. CONVERTIBLE SECURITIES RISK refers to the risk that the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline, and their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. UNDERVALUED SECURITIES RISK refers to the risk that the market value of an undervalued security may not rise, or may fall, if certain anticipated events do not occur or if investor perceptions about the security do not improve. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but also typically have greater potential volatility and principal and income risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments

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PORTFOLIO      DESCRIPTION
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                    for many reasons, including changes in currency exchange
                    rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. MATURITY RISK refers to the risk that the average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price. LIQUIDITY RISK refers to the risk that investments in illiquid securities may reduce the portfolio's returns because it may be unable to sell the illiquid securities at an advantageous time or price.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Value Equity   INVESTMENT OBJECTIVE
               Seeks capital appreciation. Dividend income is a secondary objective.

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.

               The Portfolio Manager screens equity securities for key variables and performs in-depth fundamental research to identify possible value opportunities and securities that are trading at significant discounts to intrinsic value.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Value Investing Risk, and Foreign Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. Value stocks may respond differently to market and other developments than other types of stocks, and typically underperform when other investing styles, such as growth investing, are in favor. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Eagle Asset Management, Inc.

Van Kampen     INVESTMENT OBJECTIVE
Growth and     Long-term growth of capital and income
Income
               PRINCIPAL STRATEGIES
(formerly      Under normal market conditions, invests primarily in what it
Rising         believes to be income-producing equity securities, including
Dividends)     common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's
               Rating Corporation or by Moody's Investors Service, Inc.

               Focuses primarily on a security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, focus is on larger capitalization companies believed to possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio Manager indicate that it is desirable to do so. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers; and may purchase and sell certain derivative

                                      B27
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PORTFOLIO      DESCRIPTION
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               instruments, such as options, futures and options on futures, for various portfolio management purposes.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Small, Newly Formed and Medium-Sized Company Risk, Foreign Investment Risk and Derivative Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL, NEWLY FORMED AND MEDIUM-SIZED COMPANY RISK refers to the risk that the prices of small or medium-sized companies or of newly formed companies often fluctuate more than the stock prices of larger, more established companies. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Van Kampen

AIM VARIABLE INSURANCE FUNDS

AIM V.I. Dent  INVESTMENT OBJECTIVE
Demographic    Seeks long-term growth of capital.
Trends Fund
                PRINCIPAL STRATEGIES
(Series II     Seeks to meet its objective by investing in securities of
Shares)        companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. May also invest up to 25% of its total assets in foreign securities. Portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings and consider whether to sell a particular security when they believe the security no longer has that potential. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities.

               PRINCIPAL RISKS
               Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price. Values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund. Foreign securities have additional risks, including exchange rate changes, political and economic

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PORTFOLIO      DESCRIPTION
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               upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

               INVESTMENT ADVISER: A I M Advisors, Inc.

               SUBADVISER: H.S. Dent Advisors, Inc.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity VIP   INVESTMENT OBJECTIVE
Equity-Income  Seeks reasonable income. Also considers the potential for capital
Portfolio      appreciation. Seeks to achieve a yield which exceeds the
               composite yield on the securities comprising the Standard &
(Service       Poor's 500 Index.
Class 2)
               PRINCIPAL STRATEGIES
               Normally invests at least 80% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

               PRINCIPAL RISKS
               Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, issuer-specific changes, and "value" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. "Value" investing refers to the risk that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

               INVESTMENT ADVISER: Fidelity Management & Research Company

               SUBADVISER: FMR Co., Inc.

Fidelity VIP   INVESTMENT OBJECTIVE
Growth         Seeks to achieve capital appreciation.
Portfolio
               PRINCIPAL STRATEGIES
(Service       Normally invests primarily in common stocks of companies the
Class 2)       investment adviser believes have above-average growth potential
               (often called "growth" stocks). May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

               PRINCIPAL RISKS
               Subject to the following principal investment risks: stock market volatility, foreign exposure, issuer-specific changes, and "growth" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value

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               of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. "Growth" investing refers to the risk that "growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

               INVESTMENT ADVISER: Fidelity Management & Research Company

               SUBADVISER: FMR Co., Inc.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF -  INVESTMENT OBJECTIVE
Financial      Seeks to make an investment grow. The Fund is aggressively
Services       managed.
Fund
               PRINCIPAL STRATEGIES
               Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies involved in the financial services sector. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years.
               INVESCO places a greater emphasis on companies that are increasing their revenue streams along with their earnings.
               INVESCO attempts to keep the portfolio holdings well diversified across the entire financial services sector and portfolio weightings are adjusted depending on current economic conditions and relative valuations of securities.

               PRINCIPAL RISKS
               Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the financial services sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. This sector generally is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information and portfolio turnover risks.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

INVESCO VIF -  INVESTMENT OBJECTIVE
Health         Fund Seeks to make an investment grow. The Fund is aggressively
Sciences       managed.

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that develop, produce or distribute products or services related to health care. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. INVESCO targets strongly

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               manage, innovative companies with new products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities.

               PRINCIPAL RISKS
               Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the health sciences sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information and portfolio turnover risks.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

INVESCO VIF -  INVESTMENT OBJECTIVE
Leisure Fund   The Fund seeks to make an investment grow.

               PRINCIPAL STRATEGIES
               Seeks to meet its objective by investing primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in equity securities of companies engaged in the design, production and distribution of products related to the leisure activities of individuals. These companies include, but are not limited to, advertising, communications/cable TV, cruise lines, entertainment, recreational equipment, lodging, publishers, restaurants and selected retailers. A portion of the Fund's assets is not required to be invested in the sector.

               PRINCIPAL RISKS
                    Potential Conflicts - Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

                    Market Risk - Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

                    Foreign Securities Risks - Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

                    CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

                    POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

                    REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

                    DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

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                    EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium,
                    Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

INVESCO VIF -  INVESTMENT OBJECTIVE
Utilities      Seeks to make an investment grow and seeks current income. The
Fund           Fund is aggressively managed.

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting, among others. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. INVESCO prefers markets and industries where leadership is in a few hands, and tends to avoid slower-growing markets or industries.

               PRINCIPAL RISKS
               Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the health utilities sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable. INVESCO seeks to keep the portfolio diversified across the electric utilities, natural gas and telecommunications industries. Weightings within the various industry segments are continually monitored and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

ING VARIABLE INSURANCE TRUST

ING VP         INVESTMENT OBJECTIVE
Worldwide      Seeks to provide investors with long-term capital appreciation.
Growth
Portfolio      PRINCIPAL STRATEGIES
(formerly      Under normal conditions, invests at least 65% of net assets in
Pilgrim        equity securities of issuers located in at least three countries,
VIT Worldwide  one of which may be the U.S. Generally invests at least 75% of
Growth)        total assets in common and preferred stocks, warrants and

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               convertible securities. May invest in companies located in
Service        countries with emerging securities markets when the portfolio
Shares         mangers believe they present attractive investment opportunities.
               Portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. Portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline.
               Portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure. From time to time, the Fund's adviser reviews the allocation between U.S. stocks and non-U.S.
               stocks in the portfolio, and may rebalance the portfolio using factors that the adviser deems appropriate.

               PRINCIPAL RISKS
               The Fund may be affected by the following risks, among others: price volatility, market trends, risks of foreign investing, and lack of diversification. Price volatility refers to the risk that the value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Equities generally have higher volatility than debt securities. Market trends refers to the risk that from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. The Fund is classified as a NON-DIVERSIFIED investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

               INVESTMENT ADVISOR: ING Investments, LLC

ING VP BOND PORTFOLIO

ING VP Bond    INVESTMENT OBJECTIVE
Portfolio      Seeks to maximize total return as is consistent with reasonable risk, through investment in a diversified portfolio consisting of
(formerly      debt securities.
Aetna Income
Shares d/b/a   PRINCIPAL STRATEGIES
Aetna Bond VP) Under normal market conditions, invests at least 80% of net assets in high-grade corporate bonds, mortgage-related and other
(Class S       asset-backed securities, and securities issued or guaranteed by
Shares)        the U.S. Government, its agencies or instrumentalities.
               High-grade securities are rated at least A by Standard & Poor's
               Corporation (S&P) or Moody's Investor Services, Inc. (Moody's) or, if unrated, considered by Aeltus (the Portfolio's subadviser) to be of comparable quality. May also invest up to 15% of total assets in high-yield instruments, and up to 25% of total assets in foreign debt securities. May invest in zero coupon securities.
               In managing the Portfolio, Aeltus looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance the portfolio's overall total return and yield, while managing volatility. Aeltus uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

               PRINCIPAL RISKS
               Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that

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               the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

               INVESTMENT ADVISER: ING Investments, LLC

               SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PRODUCTS TRUST
    (FORMERLY PILGRIM VARIABLE PRODUCTS TRUST

ING VP Growth  INVESTMENT OBJECTIVE
Opportunities  Seeks long-term growth of capital.
(formerly
Pilgrim VP     PRINCIPAL STRATEGIES
Growth         Invests primarily in U.S. companies that the portfolio managers
Opportunities) feel have above average prospects for growth. Under normal market conditions, invests at least 65% of total assets in securities
(Service       purchased on the basis of the potential for capital appreciation.
Shares)        Securities may be from large-cap, mid-cap or small-cap companies.
               Portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. Portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

               PRINCIPAL RISKS
               The Portfolio may be affected by the following risks, among others: price volatility, market trends and inability to sell securities. Price volatility refers to the risk that the value of the Portfolio changes as the prices of its investments go up or down. Equity securities generally have higher volatility than most debt securities. The Portfolio invests in companies that the portfolio manager feels have the potential for rapid growth, which may result in a higher risk of price volatility than a fund that emphasizes other styles of investing. Small and medium-sized companies may be more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Market trends refers to the risk that from time to time the stock market may not favor the growth securities in which the Portfolio invests. Inability to sell securities refers to the risk that securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies.

               INVESTMENT ADVISOR: ING Investments, LLC.

ING VP         INVESTMENT OBJECTIVE
MagnaCap       Seeks growth of capital, with dividend income as a secondary
(formerly      consideration.
Pilgrim
VP MagnaCap)   PRINCIPAL STRATEGIES
               Managed with the philosophy that companies that can best meet the
(Service       Portfolio's objectives have paid increasing dividends or have had
Shares)        the capability to pay rising dividends from their operations.
               Normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:
               consistent dividends, substantial dividend increases, reinvested earnings, strong balance sheet, and attractive price. Equity securities may include common stocks, convertible

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               securities, and rights or warrants. Normally investments are primarily in larger companies that are included in the largest 500 U.S. companies. Remainder of its assets may be invested in equity securities that the portfolio managers believe have growth potential because they represent an attractive value. In selecting securities, preservation of capital is also an important consideration. Assets that are not invested in equity securities may be invested in high quality debt securities.

               PRINCIPAL RISKS
               The Portfolio may be affected by the following risks, among others: price volatility, market trends, debt securities, credit risk, and risks of foreign investing. Price volatility refers to the risk that the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Equity securities generally have higher volatility than most debt securities. Market trends refers to the risk that from time to time the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Debt securities carry the risk that their value may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates. Credit risk refers to the risk that the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

               INVESTMENT ADVISOR: ING Investments, LLC

ING VP         INVESTMENT OBJECTIVE
SmallCap       Seeks long-term capital appreciation.
Opportunities
(formerly      PRINCIPAL STRATEGIES
Pilgrim VP     Invests at least 65% of total assets in the common stock of
SmallCap       smaller, lesser-known U.S. companies that the portfolio manager
Opportunities) believes have above average prospects for growth. For this
               Portfolio smaller companies are those with market capitalizations
(Service       that fall within the range of companies in the Russell 2000
Shares)        Index, which is an index that measures the performance of small companies. The median market capitalization of companies held by the Portfolio as of February 29, 2000 was $1.876 billion.
               Portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a brand-oriented approach in structuring the portfolio and a sell discipline. Portfolio manager seeks to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

               PRINCIPAL RISKS
               The Portfolio may be affected by the following risks, among others: price volatility, market trends and inability to sell securities. Price volatility refers to the risk that the value of the Portfolio changes as the prices of its investments go up or down. Equity securities generally have higher volatility than most debt securities. The Portfolio invests in companies that the portfolio manager feels have above average prospects for growth, which may result in a higher risk of price volatility than a fund that emphasizes other styles of investing. Smaller companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers. Market trends refers to the risk that from time to time the stock market may not favor the small sized growth securities in which the Portfolio invests. Inability to sell securities refers to the risk that securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies.

               INVESTMENT ADVISOR: ING Investments, LLC.

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THE PIMCO VARIABLE INSURANCE TRUST

PIMCO High     INVESTMENT OBJECTIVE
Yield          Seeks maximum total return, consistent with preservation of capital and prudent investment management.

               PRINCIPAL STRATEGIES
               The portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Portfolio normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 15% of its assets in derivative instruments, such as options, futures contracts or swap agreements.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, High Yield Risk, Interest Rate Risk, Credit Risk, Market Risk, Issuer Risk, Liquidity Risk, Derivatives Risk, Mortgage Risk, Foreign(non-US) Investment Risk, Currency Risk, and Leveraging Risk.

                    MANAGER RISK-
                    Each Portfolio is subject to manager risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

                    HIGH YIELD RISK-
                    Portfolios that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Portfolios that do not invest in such securities. High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

                    INTEREST RATE RISK-
                    As interest rates rise, the value of fixed income securities held by a Portfolio are likely to decrease.

                    CREDIT RISK-
                    A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

                    MARKET RISK-
                    The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

                    ISSUER-
                    The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

                    LIQUIDITY RISK-
                    Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

                    DERIVATIVES RISK-
                    Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus. Typically use derivatives as a substitute for taking a position in the

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PORTFOLIO      DESCRIPTION
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                    underlying asset and/or part of a strategy designed to
                    reduce exposure to other risks, such as interest rate or currency risk. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk management risk.

                    MORTGAGE RISK-
                    A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

                    FOREIGN (NON-U.S.) INVESTMENT RISK-
                    A Portfolio that invests in foreign securities may experience more rapid and extreme changes in value than a Portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.

                    CURRENCY RISK-
                    Portfolios that invest directly in foreign currencies or in securities that trade in, and receive revenues in, U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

                    LEVERAGING RISK-
                    Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk.

               INVESTMENT ADVISOR: Pacific Investment Management Company

PIMCO          INVESTMENT OBJECTIVE
StocksPLUS     Seeks total return which exceeds that of the S&P 500.
Growth and
Income         PRINCIPAL STRATEGIES
               The Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed
               Income Instruments. The Portfolio uses S&P 500 derivatives in addition to or in the place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index.
               However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Portfolio with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.
               Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Portfolio may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be comparable quality. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rate. In addition, the Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Interest Rate Risk, Credit Risk, Market Risk, Issuer Risk, Liquidity Risk, Derivatives Risk, Mortgage Risk, Foreign(non-US) Investment Risk, Currency Risk, and Leveraging Risk.

                    MANAGER RISK-
                    Each Portfolio is subject to manager risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

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PORTFOLIO      DESCRIPTION
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                    INTEREST RATE RISK-
                    As interest rates rise, the value of fixed income securities held by a Portfolio are likely to decrease.

                    CREDIT RISK-
                    A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

                    MARKET RISK-
                    The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

                    ISSUER-
                    The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

                    LIQUIDITY RISK-
                    Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

                    DERIVATIVES RISK-
                    Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus. Typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk management risk.

                    MORTGAGE RISK-
                    A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

                    FOREIGN (NON-U.S.) INVESTMENT RISK-
                    A Portfolio that invests in foreign securities may experience more rapid and extreme changes in value than a Portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.

                    CURRENCY RISK-
                    Portfolios that invest directly in foreign currencies or in securities that trade in, and receive revenues in, U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

                    LEVERAGING RISK-
                    Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk.

               INVESTMENT ADVISER: Pacific Investment Management Company

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Fund   INVESTMENT OBJECTIVE
VCT Portfolio  Seeks reasonable income and capital growth.

               PRINCIPAL STRATEGIES
               Invests in a broad list of carefully selected, reasonably priced securities rather than in securities

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PORTFOLIO      DESCRIPTION
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               whose prices reflect a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interest in real estate investment trusts and preferred stocks. Although the Portfolio focuses on securities that have paid dividends in the preceding 12 months, it may purchase or hold securities that do not provide income if the Portfolio expects them to increase in value. Pioneer, the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, and an evaluation of the issuer based on its financial statements and operations. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include: favorable expected returns relative to perceived risk; above average potential for earnings and revenue growth; low market valuations relative to earnings forecast, book value, cash flow and sales; and a sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

               PRINCIPAL RISKS
               Even though the Portfolio seeks reasonable income and capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if the stock market goes down (this risk may be greater in the short term) or if value stocks fall out of favor with investors. The Portfolio's assets may also remain undervalued or not realize the potential value originally expected or the stocks selected for income may not achieve the same return as securities selected for capital growth.

               INVESTMENT ADVISER: Pioneer Investment Management, Inc.

Pioneer Mid-   INVESTMENT OBJECTIVE
Cap Value VCT  Seeks capital appreciation by investing in a diversified
Portfolio      portfolio of securities consisting primarily of common stocks.

               PRINCIPAL STRATEGIES
               Normally, invests at least 80% of total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in Standard & Poor's MidCap 400 Index. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts and preferred stocks. Pioneer, the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include: favorable expected returns relative to perceived risk; management with demonstrated ability and commitment to the company; low market valuations relative to earnings forecast, book value, cash flow and sales; turnaround potential for companies that have been through difficult periods; estimated private market value in excess of current stock price; and issuers in industries with strong fundamentals such as increasing or sustainable demand and barriers to entry.

               PRINCIPAL RISKS
               Even though the Portfolio seeks capital appreciation, you could lose money on your investment or not make as much as if you invested elsewhere if the stock market goes down (this risk may be greater in the short term), if mid-size or value stocks fall out of favor with investors, or if the Portfolio's assets remain undervalued or do not have the potential value originally expected. The Portfolio also has risks associated with investing in mid-size companies. Compared to large companies, mid-size companies and the market for their equity securities, are likely to be more sensitive to changes in

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PORTFOLIO      DESCRIPTION
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               earnings results and investor expectations, have more limited product lines and capital resources, and experience sharper swings in the market values. It also might be harder to sell at the times and prices Pioneer thinks is appropriate and there may be a greater potential for gain and loss.

               INVESTMENT ADVISER: Pioneer Investment Management, Inc.

PROFUNDS VP

ProFund VP     INVESTMENT OBJECTIVE
Bull           Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Stock Index.

               PRINCIPAL STRATEGIES
               Invests principally in a combination of securities and other financial instruments that in ProFund Advisors opinion should simulate the movement of the benchmark index, including futures contracts on stock indices and options on futures contracts, and equity caps, collars, floors, swaps, depository receipts and options on securities and stock indices. Uses a "passive" approach to investing referred to as "quantitative analysis." On the basis of this analysis, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular stock, nor does it attempt to apply any economic, financial or market analysis. The ProFunds VP may invest in securities that are not included in their benchmarks if ProFund Advisors believes it is appropriate in view of the ProFunds' VP investment objectives. The ProFunds VP do not take temporary defensive positions.

               PRINCIPAL RISKS

                    MARKET RISK -- The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds VP should normally lose money on days when the index underlying their benchmark declines.

                    EQUITY RISK -- The equity markets are volatile, and the value of securities and futures and options contracts may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund VP to decrease.

                    CORRELATION RISK -- A number of factors may affect a ProFund VP's ability to achieve a high correlation with its benchmark. There can be, however, no guarantee that the ProFunds VP will be able to achieve a high level of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective.

                    RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES -- The ProFunds VP use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments, particularly when used to create leverage, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlation between the price of the contract and the underlying security or index.

                    LIQUIDITY RISK -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds VP from limiting losses or realizing gains.

                    NON-DIVERSIFICATION RISK -- The ProFunds VP are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

                    SWAP COUNTERPARTY CREDIT RISK -- The ProFunds VP are subject to credit or performance risk on the amount each ProFund VP expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a ProFund VP will cause the value of the ProFund

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INVESTMENT
PORTFOLIO      DESCRIPTION
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                    VP to decrease.

               INVESTMENT ADVISOR: ProFund Advisors LLC

ProFund VP     INVESTMENT OBJECTIVE
Europe 30      Seeks daily investment results that correspond to the performance of the ProFunds Europe 30 Index.

               PRINCIPAL STRATEGIES
               Invests in securities and other financial instruments, such as futures and options on futures and American Depository Receipts in pursuit of the portfolio's objective regardless of market conditions, trends or direction and seeks to provide correlation with the benchmark on a daily basis.

               PRINCIPAL RISKS

                    MARKET RISK -- The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds VP should normally lose money on days when the index underlying their benchmark declines.

                    EQUITY RISK -- The equity markets are volatile, and the value of securities and futures and options contracts may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund VP to decrease.

                    CORRELATION RISK -- A number of factors may affect a ProFund VP's ability to achieve a high correlation with its benchmark. There can be, however, no guarantee that the ProFunds VP will be able to achieve a high level of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective.

                    RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES -- The ProFunds VP use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments, particularly when used to create leverage, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlation between the price of the contract and the underlying security or index.

                    LIQUIDITY RISK -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds VP from limiting losses or realizing gains.

                    NON-DIVERSIFICATION RISK -- The ProFunds VP are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

                    SWAP COUNTERPARTY CREDIT RISK - The ProFunds VP are subject to credit or performance risk on the amount each ProFund VP expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a ProFund VP will cause the value of the ProFund VP to decrease.

                    In addition to these principal risks, ProFund VP Europe 30 is also subject to the risk of foreign investing, which may involve risks no typically associated with investing in U.S. securities alone:

                         Many foreign countries lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Accordingly, the ProFund VP Europe 30 may not have access to adequate or reliable company information.

                         The ProFund VP Europe 30 will be subject to the market, economic and political risks of the countries where it invests or where the companies represented in its benchmark are located.

                         The value of ADRs could change significantly as the currencies strengthen or weaken

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PORTFOLIO      DESCRIPTION
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                         relative to the U.S. dollar. ProFund Advisors does not
                         engage in activities designed to hedge against foreign currency fluctuations.

               INVESTMENT ADVISOR
               ProFund Advisors LLC

ProFund VP     INVESTMENT OBJECTIVE
Small-Cap      Seeks daily investment results that correspond to the performance of the Russell 2000 Index.

               PRINCIPAL STRATEGIES
               Invests in securities and other financial instruments, such as futures and options on futures in pursuit of the portfolio's objective regardless of market conditions, trends or direction and seeks to provide correlation with the benchmark on a daily basis.

               PRINCIPAL RISKS

                    MARKET RISK -- The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds VP should normally lose money on days when the index underlying their benchmark declines.

                    EQUITY RISK -- The equity markets are volatile, and the value of securities and futures and options contracts may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund VP to decrease.

                    CORRELATION RISK -- A number of factors may affect a ProFund VP's ability to achieve a high correlation with its benchmark. There can be, however, no guarantee that the ProFunds VP will be able to achieve a high level of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective.

                    RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES -- The ProFunds VP use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments, particularly when used to create leverage, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlation between the price of the contract and the underlying security or index.

                    LIQUIDITY RISK -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds VP from limiting losses or realizing gains.

                    NON-DIVERSIFICATION RISK -- The ProFunds VP are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

                    SWAP COUNTERPARTY CREDIT RISK - The ProFunds VP are subject to credit or performance risk on the amount each ProFund VP expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a ProFund VP will cause the value of the ProFund VP to decrease.

                    In addition to these Principal Risks, ProFund VP Small-Cap is subject to small company investment risk. The ProFund VP Small-Cap could experience greater risks than a fund which invests primarily in large capitalized, widely traded companies, such as:

                         Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

                         There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

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PORTFOLIO      DESCRIPTION
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                         Small companies tend to lack the financial and
                         personnel resources to handle industry wide setbacks and, as a result, such setbacks could have a greater effect on the companies share prices; and

                         Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

               INVESTMENT ADVISOR: ProFund Advisors LLC

THE PRUDENTIAL SERIES FUND, INC.

Jennison       INVESTMENT OBJECTIVE
               Seeks to achieve long-term growth of capital.
(Class II
Shares)        PRINCIPAL STRATEGIES
               Invests primarily in equity securities of major, established corporations that the investment adviser believes offer above-average growth prospects. May invest up to 30% of total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental analysis. Investment adviser looks for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Normally invests 65% of total assets in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.

               PRINCIPAL RISKS
               Principal risks of investing in the Portfolio are: company risk, derivatives risk, foreign investment risk, management risk, and market risk. Company risk refers to the risk that the price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Derivatives are subject to a number of risks, including liquidity risk, interest rate risk, market risk, credit risk and management risk. A portfolio investing in a derivative instrument could lose more than the principal amount invested. Foreign investment risk includes: foreign market risk, currency risk and political developments. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Currency risk refers to the risk that changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. Political developments may adversely affect the value of the Portfolio's foreign securities. Actively managed portfolios are subject to management risk, because there is no guarantee that the investment decisions made by the subadvisers for the portfolios will be successful. Common stocks are subject to market risk stemming from factors independent of any particular security. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. Stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

               INVESTMENT ADVISER: Prudential Investments LLC

               SUB-ADVISOR: Jennison Associates LLC

SP Jennison    INVESTMENT OBJECTIVE
International  Seeks long-term growth of capital.
Growth
               PRINCIPAL STRATEGIES
(Class II      Invests in equity-related securities of foreign issuers that the
Shares)        subadviser thinks will increase in value over a period of years.
               Invests primarily in the common stock of large and medium-sized foreign companies. Under normal circumstances, invests at least
               65% of total assets in common stock of foreign companies operating or based in at least five different countries. Looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies. These companies typically have characteristics such as above average growth in earnings and cash flow, improving

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PORTFOLIO      DESCRIPTION
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               profitability, strong balance sheets, management strength and strong market share for its products. Also tries to buy such stocks at attractive prices in relation to their growth prospects.

               PRINCIPAL RISKS
               Significant risks of investing in the Portfolio are: company risk, credit risk, derivatives risk, foreign investment risk, interest rate risk, and market risk. Company risk refers to the risk that the price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Credit risk refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they are due. Derivatives are subject to interest rate risk, market risk and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers such as: foreign market risk, currency risk and political developments. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Differences in accounting standards and custody and settlement practices of foreign securities generally involve more risk than investing in securities of U.S. issuers. Currency risk refers to the risk that changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. Political developments may adversely affect the value of the Portfolio's foreign securities. Interest rate risk refers to the risk that fixed income securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Common stocks are subject to market risk stemming from factors independent of any particular security. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. Stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

               INVESTMENT ADVISER: Prudential Investments LLC

               SUB-ADVISOR: Jennison Associates LLC

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                        MORE INFORMATION ABOUT THE TRUSTS
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INVESTMENT MANAGEMENT FEES
--------------------------

GCG TRUST
Directed Services, Inc. serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolio, including retaining portfolio managers to manage the assets of the various portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the annual rates of the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

AIM VARIABLE INSURANCE FUNDS
A I M Advisors, Inc. ("AIM") serves as the overall investment advisor to the AIM Variable Insurance Funds and is responsible for day-to-day management. AIM supervises all aspects of fund operations. AIM has engaged H.S. Dent Advisor, Inc. to serve as subadvisor and provide AIM with microeconomic, thematic,

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demographic, lifestyle trends and sector research, custom reports and investment and market capitalization recommendations to the fund.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity Management & Research Company (FMR) serves as the manager for each of the Fidelity Variable Insurance Products Funds. Each fund pays a management fee to FMR. As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs. Affiliates assist FMR with foreign investments. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by each fund's average net assets throughout the month. The group fee is based on the average net assets of all the funds advised by FMR. FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class" expenses and boost its performance.

ING VARIABLE INSURANCE TRUST, ING VARIABLE PRODUCTS TRUST, ING VP BOND PORTFOLIO ING Investments, LLC ("ING") serves as the overall manager of ING Variable Insurance Trust ING Variable Products Trust and ING VP Bond Portfolio. ING supervises all aspects of the Trusts' operations and provides investment advisory services to the portfolios of the Trusts, including engaging portfolio managers, as well as monitoring and evaluating the management of the assets of each portfolio by its portfolio manager. ING, as well as each portfolio manager it engages, is a wholly owned indirect subsidiary of ING Groep N.V. Except for agreements to reimburse certain expenses of the portfolio, ING does not bear any portfolio expenses.

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO Funds Group, Inc. ("INVESCO") serves as investment adviser for the INVESCO Variable Investment Funds, Inc. INVESCO, with its affiliated companies, directs all aspects of the management of the INVESCO Variable Investment Funds, Inc. The INVESCO Variable Investment Funds, Inc. pays INVESCO a monthly advisory fee based on the average daily net assets of each portfolio.

PIMCO VARIABLE INSURANCE TRUST
Pacific Investment Management Company ("PIMCO") serves as investment advisor to each portfolio of the PIMCO Variable Insurance Trust. PIMCO provides the overall business management and administrative services necessary for each portfolio's operation. PIMCO provides or procures, at its own expense, the services and information necessary for the proper conduct of business and ordinary operation of each portfolio. The PIMCO Variable Insurance Trust pays PIMCO a monthly advisory fee and a separate monthly administrative fee per year, each fee based on the average daily net assets of each of the investment portfolios, for managing the assets of the portfolios and for administering the PIMCO Variable Insurance Trust. PIMCO does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expense of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser to the Pioneer Variable Contracts Trust. As advisor, Pioneer selects each portfolio's investments and oversees the Portfolio's operations. The Pioneer Variable Contracts Trust pays Pioneer a monthly advisory fee from the assets of the portfolio which is based on the daily net assets of each portfolio.

PROFUNDS
ProFunds Advisors LLC serves as the investment advisor of the ProFunds. The ProFunds pay ProFunds Advisors LLC a monthly advisory fee based on the average daily net assets of each investment portfolio. Each portfolio pays its own administrative costs.

PRUDENTIAL SERIES FUND, INC.
The Prudential Insurance Company of America ("Prudential") and its subsidiary, Prudential Investments Fund Management LLC ("PIFM") serve as the overall investment advisers to the Prudential Series Fund. Prudential and PIFM are responsible for the management of the Prudential Series Fund and provide investment advice and related services. For the Prudential Jennison Portfolio and SP Jennison

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International Growth Portfolio, Prudential and PIFM engage Jennison Associates
LLC to serve as sub-adviser and to provide day-to-day management. Prudential and PIFM pay the sub-adviser out of the fee they receive from the Prudential Series Fund. Each portfolio pays its own administrative costs.

TRUST AND FUND EXPENSES
-----------------------
Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. Based on actual portfolio experience in 2001, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2002 range from 0.54% to 2.26%.

Additionally, we may receive compensation from the investment advisors, administrators or distributors of the portfolios in connection with administrative, distribution or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

We generally receive 12b-1 fees from an investment portfolio, and/or compensation from an affiliate of an investment portfolio, for administration, distribution, or other services or cost savings attributable to our services. This compensation is usually based on portfolio assets attributable to our variable contracts; the amount varies, but may be as much as 0.50% of contract-related portfolio assets.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST OR FUND. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING. IF YOU WOULD LIKE A COPY OF ANY TRUST OR FUND PROSPECTUS, PLEASE CONTACT OUR CUSTOMER SERVICE CENTER AT (800) 366-0066.

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                                   APPENDIX C
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                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000. In this example, $15,000 (maximum of $15,000 in earnings or $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $12,000 ($27,000 - $15,000) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $480 ($12,000 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

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                                   APPENDIX D
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                                FIXED ACCOUNT II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and Golden American Life Insurance Company ("Golden American," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of Golden American, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may not offer all guaranteed interest periods on all contracts and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by Golden American, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT
You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate declared of less than 3% per year. For more information see the prospectus for the Fixed Account.

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

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Golden American's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS
On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

     (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

     (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

     (3)  We add (1) and

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

     (4)  We subtract from (3) any transfers from that Fixed Interest
          Allocation.

     (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS
We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION
See the prospectus for Fixed Account II.

                                       D3
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                                   APPENDIX E
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                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The Fixed Interest Division is part of the Golden American General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 1999. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service
Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

                                       E1

                                      ING

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.
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121810   VALUE                                                        05/01/2002